UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

MProved Systematic Long-Short Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2019

	Country	Shares	Value
COMMON STOCKS - 31.16%
Aerospace & Defense - 0.17%
The KeyW Holding Corporation (a)		376	$3,241

Air Freight & Logistics - 0.36%
XPO Logistics, Inc. (a)		131	7,040

Airlines - 0.19%
Allegiant Travel Company		28	3,625

Auto Components - 0.47%
American Axle & Manufacturing Holdings, Inc. (a)		228	3,263
Gentherm, Inc. (a)		160	5,897
			9,160
Biotechnology - 0.75%
AMAG Pharmaceuticals, Inc. (a)		192	2,473
Eagle Pharmaceuticals, Inc. (a)		106	5,352
PDL BioPharma, Inc. (a)		1,775	6,603
			14,428
Building Products - 0.85%
CSW Industrials, Inc. (a)		116	6,646
Gibraltar Industries, Inc. (a)		90	3,655
Quanex Building Products Corporation		382	6,070
			16,371
Chemicals - 1.01%
Cabot Corporation		141	5,870
GCP Applied Technologies, Inc. (a)		121	3,582
NewMarket Corporation		15	6,503
Westlake Chemical Corporation		53	3,596
			19,551
Commercial Services & Supplies - 0.92%
Clean Harbors, Inc. (a)		53	3,791
Deluxe Corporation		144	6,296
Quad/Graphics, Inc.		433	5,153
RR Donnelley & Sons Company		539	2,544
			17,784
Communications Equipment - 0.30%
Ciena Corporation (a)		156	5,825

Construction & Engineering - 0.35%
Jacobs Engineering Group, Inc.		90	6,767

Containers & Packaging - 1.66%
Graphic Packaging Holding Company		452	5,709
International Paper Company		223	10,318
Owens-Illinois, Inc.		277	5,257
Sealed Air Corporation		152	7,001
Silgan Holdings, Inc.		128	3,793
			32,078
Diversified Consumer Services - 0.37%
Regis Corporation (a)		363	7,140

Electrical Equipment - 0.31%
Acuity Brands, Inc.		50	6,001

Electronic Equipment, Instruments & Components - 0.45%
Anixter International, Inc. (a)		62	3,479
Benchmark Electronics, Inc.		201	5,276
			8,755
Energy Equipment & Services - 0.34%
Exterran Corporation (a)		387	6,521

Entertainment - 0.18%
Viacom, Inc., Class B		124	3,481

Food & Staples Retailing - 0.33%
Walgreens Boots Alliance, Inc.		100	6,327

Food Products - 0.35%
Ingredion, Inc.		72	6,818

Health Care Equipment & Supplies - 0.70%
Integer Holdings Corporation (a)		40	3,017
Medtronic plc (b)	Ireland	40	3,643
Oxford Immunotec Global plc (a)(b)	Great Britain	393	6,771
			13,431
Health Care Providers & Services - 0.33%
Patterson Companies, Inc.		288	6,293

Health Care Technology - 0.31%
Allscripts Healthcare Solutions, Inc. (a)		619	5,905

Hotels, Restaurants & Leisure - 1.04%
Brinker International, Inc.		133	5,903
Dine Brands Global, Inc.		67	6,116
International Game Technology plc (b)	Great Britain	140	1,819
MGM Resorts International		247	6,338
			20,176
Household Durables - 0.90%
Beazer Homes USA, Inc. (a)		764	8,793
Newell Brands, Inc.		567	8,698
			17,491
Household Products - 0.47%
Spectrum Brands Holdings, Inc.		165	9,039

Independent Power and Renewable Electricity Producers - 0.32%
AES Corporation		143	2,585
NRG Energy, Inc.		87	3,696
			6,281
Internet & Direct Marketing Retail - 0.36%
Groupon, Inc. (a)		1,941	6,891

IT Services - 0.79%
Cardtronics plc, Class A (a)(b)	Great Britain	74	2,633
Conduent, Inc. (a)		248	3,430
CoreLogic, Inc.(a)		178	6,632
Fidelity National Information Services, Inc.		23	2,601
			15,296
Life Sciences Tools & Services - 0.35%
Waters Corporation (a)		27	6,796

Machinery - 2.33%
AGCO Corporation	53	3,686
Astec Industries, Inc.	168	6,344
Caterpillar, Inc.	49	6,639
EnPro Industries, Inc.	20	1,289
Graco, Inc.	141	6,982
Milacron Holdings Corporation (a)	474	5,366
Trinity Industries, Inc.	106	2,303
Wabash National Corporation	446	6,043
WABCO Holdings, Inc. (a)	48	6,328
		44,980
Media - 0.18%
Discovery, Inc., Class A (a)	126	3,405

Metals & Mining - 0.35%
Freeport-McMoRan, Inc.	284	3,661
United States Steel Corporation	164	3,196
		6,857
Multiline Retail - 0.71%
Kohl's Corporation	54	3,714
Macy's, Inc.	149	3,580
Nordstrom, Inc.	143	6,346
		13,640
Oil, Gas & Consumable Fuels - 3.41%
Anadarko Petroleum Corporation	82	3,730
Antero Resources Corporation (a)	729	6,437
Arch Coal, Inc., Class A	71	6,480
CNX Resources Corporation (a)	935	10,070
ConocoPhillips	150	10,011
Devon Energy Corporation	343	10,825
Gulfport Energy Corporation (a)	851	6,825
Oasis Petroleum, Inc. (a)	657	3,968
W&T Offshore, Inc. (a)	531	3,664
WPX Energy, Inc. (a)	292	3,828
		65,838
Paper & Forest Products - 0.33%
Louisiana-Pacific Corporation	262	6,388

Professional Services - 0.34%
Navigant Consulting, Inc.	333	6,484

Road & Rail - 0.17%
Avis Budget Group, Inc. (a)	96	3,347

Semiconductors & Semiconductor Equipment - 1.93%
Amkor Technology, Inc. (a)	411	3,510
KLA-Tencor Corporation	58	6,926
Lam Research Corporation	38	6,802
ON Semiconductor Corporation (a)	308	6,335
QUALCOMM, Inc.	123	7,015
Skyworks Solutions, Inc.	81	6,681
		37,269
Software - 0.87%
Nuance Communications, Inc. (a)	617	10,446
Proofpoint, Inc. (a)	31	3,764
SS&C Technologies Holdings, Inc.	40	2,548
		16,758
Specialty Retail - 3.05%
Advance Auto Parts, Inc.	23	3,922
CarMax, Inc. (a)	89	6,212

The Children's Place, Inc.	64	6,226
Foot Locker, Inc.	106	6,424
The Gap, Inc.	226	5,917
Genesco, Inc. (a)	138	6,286
Lowe's Companies, Inc.	64	7,006
The Michaels Companies, Inc. (a)	501	5,721
Office Depot, Inc.	1,575	5,717
Sally Beauty Holdings, Inc. (a)	206	3,792
Tailored Brands, Inc.	221	1,733
		58,956
Technology Hardware, Storage & Peripherals - 0.88%
HP, Inc.	527	10,239
Xerox Corporation	213	6,812
		17,051
Textiles, Apparel & Luxury Goods - 0.59%
Unifi, Inc. (a)	245	4,741
Wolverine World Wide, Inc.	184	6,574
		11,315
Trading Companies & Distributors - 1.09%
CAI International, Inc. (a)	198	4,594
Herc Holdings, Inc. (a)	81	3,157
MRC Global, Inc. (a)	388	6,782
Rush Enterprises, Inc., Class A	157	6,564
		21,097
Total Common Stocks
(Cost $641,006)		601,897

SHORT TERM INVESTMENTS - 12.41%
First American Government Obligations Fund, Share Class X, 2.33% (c)(d)	119,893	119,893
First American Treasury Obligations Fund, Share Class X, 2.33% (c)	119,893	119,892
Total Short Term Investments
(Cost $239,785)		239,785

	Principal Amount
U.S. Treasury Bills - 48.98%
United States Treasury Bill
Maturity Date: 04/02/2019, Yield to Maturity 2.40%	$250,000	249,983
Maturity Date: 05/23/2019, Yield to Maturity 2.44%	200,000	199,323
Maturity Date: 06/13/2019, Yield to Maturity 2.44%	200,000	199,042
Maturity Date: 07/11/2019, Yield to Maturity 2.45%	300,000	298,008
Total U.S. Treasury Bills
(Cost $946,287)		946,356

Total Investments
(Cost $1,827,078) - 92.55%		1,788,038
Assets In Excess Of Liabilities - 7.45% (d)		143,971
Net Assets - 100.00%		$1,932,009

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"). Geographic location is the United States unless otherwise noted.

(a)	Non-income producing security.
(b)	Foreign security
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.
(d)	The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short and swap contracts. The total value of such assets as of March 31, 2019 is $98,010.

MProved Systematic Long-Short Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
March 31, 2019

Counterparty	Security	Maturity Date	Pay/ Receive Finance Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Unrealized Appreciation (Depreciation)
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	Acadia Healthcare Company, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	237	$ 6,934	$ 228
Goldman Sachs	ACCO Brands Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	242	2,068	69
Goldman Sachs	Accuray, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	393	1,872	437
Goldman Sachs	ACI Worldwide, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	68	2,231	300
Goldman Sachs	Acorda Therapeutics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	104	1,379	(295)
Goldman Sachs	Acuity Brands, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	34	4,072	(58)
Goldman Sachs	Acushnet Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	89	2,056	158
Goldman Sachs	Advance Auto Parts, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	32	5,449	371
Goldman Sachs	Aegion Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	127	2,227	(46)
Goldman Sachs	AGCO Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	108	7,499	1,031
Goldman Sachs	AK Steel Holding Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	741	2,034	130
Goldman Sachs	Akorn, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,498	5,260	(1,404)
Goldman Sachs	Alcoa Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	76	2,136	(24)
Goldman Sachs	Allegiant Travel Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	30	3,876	(212)
Goldman Sachs	Alliance Data Systems Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3	525	21
Goldman Sachs	Allison Transmission Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	46	2,062	(87)
Goldman Sachs	Allscripts Healthcare Solutions, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	209	1,990	(251)
Goldman Sachs	Altria Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	149	8,662	1,278
Goldman Sachs	Ambac Financial Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	344	6,220	(545)
Goldman Sachs	AMC Networks, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24	1,359	(159)
Goldman Sachs	American Airlines Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	65	2,060	(88)
Goldman Sachs	American Axle & Manufacturing Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	455	6,498	(312)
Goldman Sachs	American Woodmark Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	85	7,010	151
Goldman Sachs	Amkor Technology, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	973	8,296	1,314
Goldman Sachs	Anadarko Petroleum Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	144	6,536	(230)
Goldman Sachs	AngioDynamics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	168	3,834	270
Goldman Sachs	Anixter International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	146	8,176	(38)
Goldman Sachs	Antero Resources Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	246	2,167	(361)

Goldman Sachs	ArcBest Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	64	1,966	(368)
Goldman Sachs	Arch Coal, Inc. Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	61	5,558	419
Goldman Sachs	Armstrong World Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	7,612	899
Goldman Sachs	Arrow Electronics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	28	2,154	187
Goldman Sachs	Astec Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	80	3,015	32
Goldman Sachs	Atkore International Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	98	2,106	(7)
Goldman Sachs	Beazer Homes USA, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	548	6,296	46
Goldman Sachs	Belden, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	36	1,932	260
Goldman Sachs	Benchmark Electronics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	188	4,955	357
Goldman Sachs	Big Lots, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	199	7,614	1,285
Goldman Sachs	Biogen, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7	1,650	(606)
Goldman Sachs	Biohaven Pharmaceutical Holding Company Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	149	7,656	890
Goldman Sachs	Booz Allen Hamilton Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	42	2,438	523
Goldman Sachs	Brinker International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	4,252	(357)
Goldman Sachs	Bruker Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	58	2,225	(5)
Goldman Sachs	Builders FirstSource, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	161	2,144	69
Goldman Sachs	BWX Technologies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	131	6,482	(271)
Goldman Sachs	Cadence Design Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	39	2,473	647
Goldman Sachs	CAI International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	248	5,743	(272)
Goldman Sachs	Calavo Growers, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	75	6,277	(23)
Goldman Sachs	California Resources Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	2,208	407
Goldman Sachs	Camping World Holdings, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	765	10,620	(584)
Goldman Sachs	CarMax, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	63	4,391	411
Goldman Sachs	Carrols Restaurant Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	209	2,080	180
Goldman Sachs	Caterpillar, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	48	6,491	102
Goldman Sachs	Centennial Resource Development, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	518	4,540	(2,169)
Goldman Sachs	CF Industries Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	70	2,857	(51)
Goldman Sachs	The Cheesecake Factory, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	34	1,660	111
Goldman Sachs	The Chefs' Warehouse, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	71	2,200	(150)
Goldman Sachs	The Chemours Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	59	2,189	202
Goldman Sachs	Chesapeake Utilities Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	75	6,856	67
Goldman Sachs	Chico's FAS, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,166	5,067	(1,646)
Goldman Sachs	The Children's Place, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	46	4,467	215
Goldman Sachs	Chuy's Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	302	6,864	121
Goldman Sachs	Ciena Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	134	4,994	28
Goldman Sachs	Cirrus Logic, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	55	2,310	543
Goldman Sachs	Clean Harbors, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	75	5,357	1,396

Goldman Sachs	Clovis Oncology, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	199	4,930	(168)
Goldman Sachs	CMS Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	30	1,663	167
Goldman Sachs	CNX Resources Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,098	11,800	(1,332)
Goldman Sachs	Computer Programs & Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	69	2,045	233
Goldman Sachs	The Cooper Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	6,799	31
Goldman Sachs	CoreLogic, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	152	5,653	357
Goldman Sachs	Cracker Barrel Old Country Store, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	50	8,065	(210)
Goldman Sachs	CSW Industrials, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	77	4,404	533
Goldman Sachs	Dave & Buster's Entertainment, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	44	2,197	76
Goldman Sachs	Dean Foods Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,111	3,356	(1,925)
Goldman Sachs	Deluxe Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	4,189	159
Goldman Sachs	DSW, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	127	2,847	(626)
Goldman Sachs	Devon Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	402	12,668	2,459
Goldman Sachs	Dillards, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	91	6,551	417
Goldman Sachs	Dine Brands Global, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	44	4,039	(281)
Goldman Sachs	Drive Shack, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	504	2,259	(16)
Goldman Sachs	Dynavax Technologies Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	400	2,916	(1,480)
Goldman Sachs	Eagle Pharmaceuticals, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	110	5,545	989
Goldman Sachs	El Paso Electric Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	126	7,398	590
Goldman Sachs	El Pollo Loco Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	148	1,921	(452)
Goldman Sachs	EnPro Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	4,760	132
Goldman Sachs	Everi Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	287	3,016	1,438
Goldman Sachs	The E.W. Scripps Company, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	101	2,118	400
Goldman Sachs	Exterran Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	463	7,786	(298)
Goldman Sachs	Extreme Networks, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	247	1,847	295
Goldman Sachs	Fiesta Restaurant Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	372	4,866	(794)
Goldman Sachs	FMC Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	75	5,781	587
Goldman Sachs	Foot Locker, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	69	4,173	(201)
Goldman Sachs	Frontier Communications Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	527	1,046	(544)
Goldman Sachs	FTI Consulting, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	30	2,301	286
Goldman Sachs	GameStop Corporation, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	258	2,615	(718)
Goldman Sachs	The Gap, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	224	5,853	(217)
Goldman Sachs	GCP Applied Technologies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	176	5,201	701
Goldman Sachs	Gentherm, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	105	3,862	(291)
Goldman Sachs	Gibraltar Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	126	5,107	48
Goldman Sachs	Gilead Sciences, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	34	2,206	(121)
Goldman Sachs	GNC Holdings, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	512	1,395	(223)
Goldman Sachs	Golden Entertainment, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	383	5,410	(1,402)

Goldman Sachs	Graco, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	94	4,647	630
Goldman Sachs	Graphic Packaging Holding Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	339	4,297	136
Goldman Sachs	Gulfport Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	730	5,843	(240)
Goldman Sachs	H&R Block, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	93	2,245	(1)
Goldman Sachs	Hanesbrands, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	122	2,178	554
Goldman Sachs	Harmonic, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	411	2,224	218
Goldman Sachs	Herc Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	114	4,437	967
Goldman Sachs	Hillenbrand, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	51	2,114	166
Goldman Sachs	HP, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	619	12,102	(626)
Goldman Sachs	Huntsman Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	90	2,020	52
Goldman Sachs	Illinois Tool Works, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	46	6,637	583
Goldman Sachs	Ingredion, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	8,182	106
Goldman Sachs	Integer Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	94	7,076	(221)
Goldman Sachs	International Game Technology plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	250	3,288	(547)
Goldman Sachs	International Paper Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	215	9,930	714
Goldman Sachs	International Speedway Corporation, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	160	6,978	109
Goldman Sachs	KAR Auction Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	166	8,561	812
Goldman Sachs	Kemet Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	116	1,964	(257)
Goldman Sachs	Kennametal, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	2,201	162
Goldman Sachs	Keurig Dr Pepper, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	302	8,431	341
Goldman Sachs	The KeyW Holding Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	301	2,591	535
Goldman Sachs	Kinder Morgan, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	313	6,253	644
Goldman Sachs	KLA-Tencor Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	49	5,842	1,305
Goldman Sachs	Kohl's Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	5,129	122
Goldman Sachs	Koppers Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	362	9,388	787
Goldman Sachs	Kraton Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	63	2,024	375
Goldman Sachs	Lam Research Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	77	13,846	1,990
Goldman Sachs	Lannett Company, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	211	1,657	(201)
Goldman Sachs	Lantheus Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	95	2,323	729
Goldman Sachs	Liberty Expedia Holdings, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	50	2,136	46
Goldman Sachs	Louisiana-Pacific Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	182	4,428	(158)
Goldman Sachs	Lowe's Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	42	4,590	573
Goldman Sachs	M/I Homes, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	87	2,312	207
Goldman Sachs	Macy's, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	17	414	(27)
Goldman Sachs	The Madison Square Garden Company, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	7,900	557
Goldman Sachs	Mallinckrodt plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	376	8,160	549
Goldman Sachs	Mammoth Energy Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	1,594	(633)

Goldman Sachs	ManpowerGroup, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	2,229	416
Goldman Sachs	Match Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	31	1,752	364
Goldman Sachs	MAXIMUS, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	110	7,793	49
Goldman Sachs	Meridian Bioscience, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	132	2,320	140
Goldman Sachs	Meritor, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	100	2,032	302
Goldman Sachs	MGM Resorts International	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	162	4,149	(190)
Goldman Sachs	The Michaels Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	329	3,748	(1,303)
Goldman Sachs	Micron Technology, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	54	2,228	109
Goldman Sachs	Milacron Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	315	3,558	(521)
Goldman Sachs	Molson Coors Brewing Company, Class B	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	37	2,203	(96)
Goldman Sachs	Moog, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24	2,083	204
Goldman Sachs	MRC Global, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	258	4,503	741
Goldman Sachs	MSC Industrial Direct Company, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	2,229	155
Goldman Sachs	Murphy USA, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	29	2,479	236
Goldman Sachs	Nabors Industries Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,616	5,564	330
Goldman Sachs	Navigant Consulting, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	221	4,293	(656)
Goldman Sachs	Navistar International Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	58	1,870	55
Goldman Sachs	Nelnet, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	126	6,926	141
Goldman Sachs	Newell Brands, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	237	3,628	(611)
Goldman Sachs	NewMarket Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	10	4,345	306
Goldman Sachs	Nordstrom, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	94	4,163	(356)
Goldman Sachs	Nuance Communications, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	516	8,720	378
Goldman Sachs	Oasis Petroleum, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,082	6,523	(147)
Goldman Sachs	Office Depot, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,231	4,462	1,040
Goldman Sachs	ON Semiconductor Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	264	5,421	608
Goldman Sachs	Owens Corning	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	45	2,126	(24)
Goldman Sachs	Owens-Illinois, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	207	3,922	95
Goldman Sachs	Oxford Immunotec Global plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	403	6,931	159
Goldman Sachs	Packaging Corporation of America	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	70	7,000	770
Goldman Sachs	Park-Ohio Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	71	2,295	6
Goldman Sachs	Party City Holdco, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	111	879	(335)
Goldman Sachs	Patterson Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	344	7,502	183
Goldman Sachs	PBF Energy, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	72	2,237	(262)
Goldman Sachs	PDL BioPharma, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,121	7,877	1,141
Goldman Sachs	PepsiCo, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	68	8,319	769
Goldman Sachs	Performance Food Group Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	58	2,296	412
Goldman Sachs	Pitney Bowes, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	317	2,174	108
Goldman Sachs	Post Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	22	2,403	277

Goldman Sachs	Progress Software Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	102	4,519	854
Goldman Sachs	Proofpoint, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	54	6,548	1,661
Goldman Sachs	Quad Graphics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	309	3,669	(468)
Goldman Sachs	QUALCOMM, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	106	6,034	130
Goldman Sachs	Quanex Building Products Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	256	4,060	123
Goldman Sachs	Qurate Retail, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	120	1,913	(666)
Goldman Sachs	RadNet, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	489	6,046	(818)
Goldman Sachs	Rayonier Advanced Materials, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	38	515	27
Goldman Sachs	Reata Pharmaceuticals, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	76	6,483	(69)
Goldman Sachs	Regal Beloit Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	27	2,214	297
Goldman Sachs	Regeneron Pharmaceuticals, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5	2,049	66
Goldman Sachs	Renewable Energy Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	85	1,862	(451)
Goldman Sachs	Retrophin Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	312	7,048	388
Goldman Sachs	Rollins, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	117	4,861	552
Goldman Sachs	RPM International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	120	6,962	77
Goldman Sachs	RR Donnelley & Sons Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	420	1,979	(50)
Goldman Sachs	Rush Enterprises, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	104	4,341	474
Goldman Sachs	Sealed Air Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	105	4,829	1,060
Goldman Sachs	SIGA Technologies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	304	1,823	(310)
Goldman Sachs	Silgan Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	186	5,503	998
Goldman Sachs	Skyworks Solutions, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	70	5,763	33
Goldman Sachs	Snap-On, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	14	2,187	41
Goldman Sachs	Sonic Automotive, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	149	2,217	(88)
Goldman Sachs	Southern Copper Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	357	14,143	2,055
Goldman Sachs	Southwestern Energy Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	495	2,318	252
Goldman Sachs	SS&C Technologies Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	95	6,042	1,435
Goldman Sachs	Sterling Construction Company, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	153	1,912	(16)
Goldman Sachs	Steven Madden Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	67	2,263	78
Goldman Sachs	Synaptics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	38	1,508	130
Goldman Sachs	Syneos Health, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	15	776	77
Goldman Sachs	Synopsys, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	22	2,529	518
Goldman Sachs	Team, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	310	5,416	546
Goldman Sachs	Tech Data Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	22	2,249	235
Goldman Sachs	Teekay Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	176	689	(6)
Goldman Sachs	Tenneco, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	291	6,433	(1,848)
Goldman Sachs	Texas Instruments, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	7,835	573
Goldman Sachs	Tidewater, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	220	5,093	172
Goldman Sachs	Titan Machinery, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	182	2,825	(712)

Goldman Sachs	TiVo Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	227	2,111	(326)
Goldman Sachs	Trinity Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	194	4,208	(181)
Goldman Sachs	Tyson Foods, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	36	2,496	478
Goldman Sachs	Unifi, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	116	2,240	(183)
Goldman Sachs	Unisys Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	118	1,374	(31)
Goldman Sachs	United Therapeutics Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	18	2,109	36
Goldman Sachs	Universal Health Services, Inc., Class B	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	1,469	114
Goldman Sachs	Varex Imaging Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	68	2,301	583
Goldman Sachs	Vector Group, Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	662	7,129	40
Goldman Sachs	Verint Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	70	4,184	938
Goldman Sachs	Viacom, Inc., Class B	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	295	8,324	(40)
Goldman Sachs	VMware, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	13	2,343	418
Goldman Sachs	Wabash National Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	297	4,016	(206)
Goldman Sachs	WABCO Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	32	4,212	692
Goldman Sachs	Walgreens Boots Alliance, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	5,430	(479)
Goldman Sachs	Waters Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	5,781	1,301
Goldman Sachs	Western Digital Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	44	2,133	440
Goldman Sachs	Westlake Chemical Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	76	5,147	(191)
Goldman Sachs	Wolverine World Wide, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	121	4,327	10
Goldman Sachs	Wyndham Destinations, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	146	5,899	(432)
Goldman Sachs	Xerox Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	183	5,888	561
Goldman Sachs	Xperi Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	88	2,056	197
Goldman Sachs	XPO Logistics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	89	4,773	(140)
Goldman Sachs	YRC Worldwide, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	265	1,769	(271)
Goldman Sachs	Zayo Group Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	366	10,384	1,313
Goldman Sachs	Zimmer Biomet Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	18	2,299	429
SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	22nd Century Group, Inc.	12/10/2025	Pay	-10.781% + U.S. Federal Funds Effective Rate	Monthly	(708)	(1,221)	414
Goldman Sachs	2U, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(1,132)	(183)
Goldman Sachs	3D Systems Corporation	12/10/2025	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(142)	(1,526)	109
Goldman Sachs	8X8, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,190)	(43)
Goldman Sachs	AAON, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,291)	(257)
Goldman Sachs	Abercrombie & Fitch Company, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(684)	(160)
Goldman Sachs	Acacia Communications, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,432)	(438)
Goldman Sachs	Acadia Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(188)	(28)
Goldman Sachs	Acceleron Pharma, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(232)	(16)
Goldman Sachs	Achillion Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(231)	(52)
Goldman Sachs	Addus HomeCare Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,079)	23

Goldman Sachs	Adient plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(149)	(1,927)	688
Goldman Sachs	Advanced Micro Devices, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(229)	(26)
Goldman Sachs	AECOM	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(1,600)	89
Goldman Sachs	Aeries Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(1,138)	(87)
Goldman Sachs	AES Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(505)	(27)
Goldman Sachs	Agenus, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(65)	(193)	19
Goldman Sachs	Aircastle Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(198)	(4,002)	(158)
Goldman Sachs	Akebia Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(245)	(23)
Goldman Sachs	Alder BioPharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(750)	(93)
Goldman Sachs	Allegheny Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(1,532)	20
Goldman Sachs	Allergan plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,608)	(36)
Goldman Sachs	Alnylam Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(1,213)	(150)
Goldman Sachs	AMC Entertainment Holdings, Inc., Class A	12/10/2025	Receive	-1.500% + U.S. Federal Funds Effective Rate	Monthly	(195)	(2,892)	17
Goldman Sachs	AMERCO	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(1,486)	(43)
Goldman Sachs	American Outdoor Brands Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(177)	52
Goldman Sachs	AmerisourceBergen Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(1,588)	30
Goldman Sachs	Amicus Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(1,603)	(236)
Goldman Sachs	Anika Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(211)	40
Goldman Sachs	Applied Optoelectronics, Inc.	12/10/2025	Receive	-1.200% + U.S. Federal Funds Effective Rate	Monthly	(47)	(573)	146
Goldman Sachs	AquaVenture Holdings Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(83)	(1,603)	132
Goldman Sachs	Aramark	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(1,652)	54
Goldman Sachs	Archer-Daniels-Midland Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,680)	(10)
Goldman Sachs	Arconic, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(244)	(4,656)	(99)
Goldman Sachs	Arena Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(224)	10
Goldman Sachs	Armstrong Flooring, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(79)	(1,073)	(23)
Goldman Sachs	ArQule, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(215)	(60)
Goldman Sachs	Arrowhead Pharmaceuticals, Inc.	12/10/2025	Receive	-0.398% + U.S. Federal Funds Effective Rate	Monthly	(9)	(165)	(31)
Goldman Sachs	Ascena Retail Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(327)	(352)	553
Goldman Sachs	Ashland Global Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(8,270)	(445)
Goldman Sachs	Assembly Biosciences, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(216)	21
Goldman Sachs	Atlantic Power Corporation	12/10/2025	Receive	-1.203% + U.S. Federal Funds Effective Rate	Monthly	(608)	(1,530)	(3)
Goldman Sachs	Audentes Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(273)	(103)
Goldman Sachs	AxoGen, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(1,493)	(324)
Goldman Sachs	Axon Enterprise, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,141)	(111)
Goldman Sachs	B&G Foods, Inc.	12/10/2025	Pay	-8.581% + U.S. Federal Funds Effective Rate	Monthly	(93)	(2,317)	187
Goldman Sachs	Badger Meter, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(1,056)	(115)
Goldman Sachs	Baker Hughes, a GE Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(1,716)	(232)
Goldman Sachs	Balchem Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(1,205)	(107)

Goldman Sachs	Ball Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,733)	(85)
Goldman Sachs	Barnes & Noble, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(596)	160
Goldman Sachs	BBX Capital Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(186)	(1,102)	29
Goldman Sachs	Biglari Holdings, Inc., Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(1,129)	(81)
Goldman Sachs	BlackLine, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,017)	51
Goldman Sachs	BlueLinx Holdings, Inc.	12/10/2025	Receive	-1.591% + U.S. Federal Funds Effective Rate	Monthly	(63)	(1,677)	218
Goldman Sachs	Boingo Wireless, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(256)	(1)
Goldman Sachs	The Boston Beer Company, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(589)	(100)
Goldman Sachs	Box, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(1,099)	114
Goldman Sachs	Briggs & Stratton Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(99)	(1,183)	183
Goldman Sachs	Broadcom, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(8,410)	(1,606)
Goldman Sachs	Brookdale Senior Living, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(815)	(5,355)	26
Goldman Sachs	Brooks Automation, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(173)	(5,067)	(316)
Goldman Sachs	The Buckle, Inc.	12/10/2025	Pay	-4.328% + U.S. Federal Funds Effective Rate	Monthly	(33)	(617)	32
Goldman Sachs	Bunge Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,696)	6
Goldman Sachs	Burlington Stores, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(1,095)	98
Goldman Sachs	Cabot Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(1,745)	242
Goldman Sachs	Caesars Entertainment Corporation	12/10/2025	Receive	-0.640% + U.S. Federal Funds Effective Rate	Monthly	(71)	(616)	11
Goldman Sachs	Caesarstone Ltd.	12/10/2025	Receive	-2.244% + U.S. Federal Funds Effective Rate	Monthly	(14)	(218)	7
Goldman Sachs	CalAmp Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(2,851)	300
Goldman Sachs	Callon Petroleum Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(618)	51
Goldman Sachs	Cal-Maine Foods, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(624)	(25)
Goldman Sachs	Cara Therapeutics, Inc.	12/10/2025	Receive	-1.063% + U.S. Federal Funds Effective Rate	Monthly	(12)	(235)	(43)
Goldman Sachs	Cardtronics plc, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(71)	(15)
Goldman Sachs	CareDx, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(220)	(46)
Goldman Sachs	Carpenter Technology Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(1,648)	78
Goldman Sachs	Carriage Services, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(186)	(3,575)	105
Goldman Sachs	Casella Waste Systems, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,136)	(155)
Goldman Sachs	Cass Information Systems, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(1,558)	162
Goldman Sachs	Castlight Health, Inc., Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(198)	10
Goldman Sachs	Catalyst Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(362)	(158)
Goldman Sachs	The Cato Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(1,840)	40
Goldman Sachs	Cavco Industries, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(939)	168
Goldman Sachs	CBIZ, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,657)	2
Goldman Sachs	CBS Corporation, Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(109)	(5,193)	50
Goldman Sachs	Century Aluminum Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(184)	(1,631)	(24)
Goldman Sachs	Cerus Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(167)	(1,039)	(79)
Goldman Sachs	Charter Communications, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(1,386)	(113)

Goldman Sachs	Chase Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,109)	58
Goldman Sachs	ChemoCentryx, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(277)	(48)
Goldman Sachs	Chesapeake Energy Corporation	12/10/2025	Receive	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(2,450)	(7,586)	125
Goldman Sachs	Chipotle Mexican Grill, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(1,419)	(449)
Goldman Sachs	Cincinnati Bell, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(229)	(3)
Goldman Sachs	Circor International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(1,237)	(278)
Goldman Sachs	Clarus Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(92)	(1,177)	(53)
Goldman Sachs	Clean Energy Fuels Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(278)	(108)
Goldman Sachs	Clearwater Paper Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(1,166)	730
Goldman Sachs	Clearway Energy, Inc., Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(1,735)	(55)
Goldman Sachs	Coca-Cola Consolidated, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(1,438)	(412)
Goldman Sachs	Coeur Mining, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(597)	(2,432)	378
Goldman Sachs	Cognex Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,067)	(143)
Goldman Sachs	Coherus Biosciences, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(191)	(1)
Goldman Sachs	Cohu, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(702)	127
Goldman Sachs	Collegium Pharmaceutical, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(197)	2
Goldman Sachs	Commercial Metals Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(224)	(3,820)	(171)
Goldman Sachs	Community Health Systems, Inc.	12/10/2025	Receive	-0.460% + U.S. Federal Funds Effective Rate	Monthly	(44)	(164)	22
Goldman Sachs	Compass Minerals International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,737)	(160)
Goldman Sachs	Concert Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(181)	33
Goldman Sachs	Conn's, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(708)	(92)
Goldman Sachs	Corbus Pharmaceuticals Holdings, Inc.	12/10/2025	Pay	-5.379% + U.S. Federal Funds Effective Rate	Monthly	(80)	(556)	43
Goldman Sachs	Corcept Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(610)	35
Goldman Sachs	Costamare, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(330)	(1,714)	(69)
Goldman Sachs	CoStar Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(932)	(192)
Goldman Sachs	Costco Wholesale Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(1,209)	(162)
Goldman Sachs	Cryoport, Inc.	12/10/2025	Pay	-5.263% + U.S. Federal Funds Effective Rate	Monthly	(114)	(1,476)	(375)
Goldman Sachs	CVR Energy, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(190)	(7,817)	(216)
Goldman Sachs	CVS Health Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(132)	(7,105)	1,869
Goldman Sachs	CymaBay Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(239)	(76)
Goldman Sachs	Cytokinetics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(250)	(27)
Goldman Sachs	CytomX Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(215)	(5)
Goldman Sachs	Denbury Resources, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,459)	(2,986)	204
Goldman Sachs	Dermira, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(153)	(2,071)	(665)
Goldman Sachs	DHT Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(634)	(2,823)	(24)
Goldman Sachs	Diamond Offshore Drilling, Inc.	12/10/2025	Receive	-0.450% + U.S. Federal Funds Effective Rate	Monthly	(234)	(2,451)	59
Goldman Sachs	Dicerna Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(220)	(61)
Goldman Sachs	Dick's Sporting Goods, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(588)	(61)

Goldman Sachs	Digimarc Corporation	12/10/2025	Receive	-1.966% + U.S. Federal Funds Effective Rate	Monthly	(37)	(1,161)	(45)
Goldman Sachs	Diplomat Pharmacy, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(213)	(1,234)	1,190
Goldman Sachs	DISH Network Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(1,646)	(89)
Goldman Sachs	DistributionNOW, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(77)	(1,073)	(92)
Goldman Sachs	DMC Global, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(198)	(10)
Goldman Sachs	Dril-Quip, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,786)	(339)
Goldman Sachs	Duluth Holdings, Inc., Class B	12/10/2025	Receive	-2.271% + U.S. Federal Funds Effective Rate	Monthly	(21)	(501)	(15)
Goldman Sachs	Earthstone Energy, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	(898)	(173)
Goldman Sachs	Ebix, Inc.	12/10/2025	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(12)	(592)	(51)
Goldman Sachs	Ecolab, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(1,237)	(143)
Goldman Sachs	Eldorado Resorts, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(188)	(8,766)	(1,096)
Goldman Sachs	Endo International plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(161)	(1,291)	261
Goldman Sachs	Energizer Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(3,006)	158
Goldman Sachs	Energy Fuels, Inc.	12/10/2025	Pay	-8.840% + U.S. Federal Funds Effective Rate	Monthly	(856)	(2,862)	(339)
Goldman Sachs	Enphase Energy, Inc.	12/10/2025	Pay	-8.334% + U.S. Federal Funds Effective Rate	Monthly	(59)	(545)	(148)
Goldman Sachs	Entercom Communications, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(267)	(1,400)	454
Goldman Sachs	EPAM Systems, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(1,183)	(319)
Goldman Sachs	Epizyme, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(198)	(22)
Goldman Sachs	Eros International plc	12/10/2025	Pay	-3.630% + U.S. Federal Funds Effective Rate	Monthly	(199)	(1,818)	65
Goldman Sachs	Esperion Therapeutics, Inc.	12/10/2025	Receive	-0.809% + U.S. Federal Funds Effective Rate	Monthly	(12)	(481)	33
Goldman Sachs	Everbridge, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(1,199)	(171)
Goldman Sachs	Evolent Health, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(86)	(1,080)	138
Goldman Sachs	Express, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(120)	(513)	159
Goldman Sachs	Farmer Brothers Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(48)	(959)	219
Goldman Sachs	FARO Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,097)	(29)
Goldman Sachs	Fate Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(211)	(34)
Goldman Sachs	Fidelity National Information Services, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(565)	(27)
Goldman Sachs	First Solar, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(2,797)	(270)
Goldman Sachs	FirstEnergy Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(914)	(18)
Goldman Sachs	Five Below, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(1,985)	(117)
Goldman Sachs	Flexion Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(143)	(1,783)	189
Goldman Sachs	Flowserve Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(1,313)	(136)
Goldman Sachs	Fluidigm Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(1,301)	(438)
Goldman Sachs	Fluor Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(1,667)	(57)
Goldman Sachs	Ford Motor Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(192)	(1,683)	(30)
Goldman Sachs	Forrester Research, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(1,110)	(107)
Goldman Sachs	Forum Energy Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(270)	(1,378)	65
Goldman Sachs	Fossil Group, Inc.	12/10/2025	Receive	-0.513% + U.S. Federal Funds Effective Rate	Monthly	(40)	(548)	101

Goldman Sachs	Fox Factory Holding Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,256)	(145)
Goldman Sachs	Franklin Covey Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(1,086)	49
Goldman Sachs	Frank's International	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(178)	(1,104)	(7)
Goldman Sachs	Fresh Del Monte Produce, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(1,673)	(1)
Goldman Sachs	Freshpet, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,183)	(189)
Goldman Sachs	Frontline Ltd.	12/10/2025	Pay	-6.047% + U.S. Federal Funds Effective Rate	Monthly	(214)	(1,386)	(262)
Goldman Sachs	GasLog Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(734)	(12,796)	337
Goldman Sachs	GATX Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(73)	(5,567)	31
Goldman Sachs	General Electric Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,453)	(14,508)	394
Goldman Sachs	General Motors Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(1,593)	29
Goldman Sachs	Genmark Diagnostics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(177)	(1,253)	(149)
Goldman Sachs	Geron Corporation	12/10/2025	Receive	-2.109% + U.S. Federal Funds Effective Rate	Monthly	(160)	(266)	(26)
Goldman Sachs	Glaukos Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(235)	(39)
Goldman Sachs	Global Blood Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(211)	(7)
Goldman Sachs	Global Payments, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,227)	(273)
Goldman Sachs	Golar LNG Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(132)	(2,802)	151
Goldman Sachs	GoPro, Inc., Class A	12/10/2025	Receive	-1.354% + U.S. Federal Funds Effective Rate	Monthly	(114)	(740)	(196)
Goldman Sachs	Gray Television, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(461)	(9,834)	(1,379)
Goldman Sachs	Great Lakes Dredge & Dock Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(319)	(2,839)	(570)
Goldman Sachs	Green Plains, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(2,566)	(426)
Goldman Sachs	Greif, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(2,040)	(55)
Goldman Sachs	Griffon Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(506)	(9,342)	(3,589)
Goldman Sachs	Halliburton Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(1,609)	85
Goldman Sachs	Hawaiian Electric Industries, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(1,751)	(171)
Goldman Sachs	Haynes International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(2,688)	38
Goldman Sachs	Healthcare Services Group, Inc.	12/10/2025	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(30)	(988)	231
Goldman Sachs	Hecla Mining Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(688)	(1,582)	96
Goldman Sachs	Heidrick & Struggles International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(230)	28
Goldman Sachs	Helix Energy Solutions Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(1,793)	(241)
Goldman Sachs	Heron Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	(1,415)	155
Goldman Sachs	Hertz Global Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(590)	91
Goldman Sachs	Hibbett Sports, Inc.	12/10/2025	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(39)	(889)	(253)
Goldman Sachs	Hostess Brands, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(136)	(1,698)	(133)
Goldman Sachs	Houghton Mifflin Harcourt Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(141)	(1,023)	446
Goldman Sachs	Hyatt Hotels Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(23)	(1,667)	(67)
Goldman Sachs	Ichor Holdings, Ltd.	12/10/2025	Receive	-1.572% + U.S. Federal Funds Effective Rate	Monthly	(26)	(586)	(124)
Goldman Sachs	Immunogen, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(87)	(235)	(16)
Goldman Sachs	Immunomedics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(249)	(64)

Goldman Sachs	Impinj, Inc.	12/10/2025	Pay	-7.027% + U.S. Federal Funds Effective Rate	Monthly	(101)	(1,699)	(21)
Goldman Sachs	Infinera Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(457)	(1,980)	(5)
Goldman Sachs	Innoviva, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(588)	168
Goldman Sachs	Inogen, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(476)	55
Goldman Sachs	Insmed, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(1,277)	(1)
Goldman Sachs	Installed Building Products, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(1,162)	(39)
Goldman Sachs	Intellia Therapeutics, Inc.	12/10/2025	Receive	-0.387% + U.S. Federal Funds Effective Rate	Monthly	(42)	(716)	(111)
Goldman Sachs	Intelsat SA	12/10/2025	Receive	-1.443% + U.S. Federal Funds Effective Rate	Monthly	(9)	(141)	58
Goldman Sachs	Interactive Brokers Group, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(1,606)	(11)
Goldman Sachs	International Business Machines Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(40)	(5,637)	(749)
Goldman Sachs	International Seaways, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(160)	(2,738)	136
Goldman Sachs	Intrepid Potash, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(744)	(2,816)	(461)
Goldman Sachs	Intrexon Corporation	12/10/2025	Receive	-1.613% + U.S. Federal Funds Effective Rate	Monthly	(124)	(651)	130
Goldman Sachs	Invacare Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(29)	(242)	29
Goldman Sachs	Invitae Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(234)	(89)
Goldman Sachs	Iovance Biotherapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(190)	2
Goldman Sachs	iRhythm Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(898)	(3)
Goldman Sachs	Iridium Communications, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(205)	(5,414)	(1,479)
Goldman Sachs	iRobot Corporation	12/10/2025	Receive	-0.913% + U.S. Federal Funds Effective Rate	Monthly	(5)	(588)	(160)
Goldman Sachs	Jacobs Engineering Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(2,403)	(498)
Goldman Sachs	J.B. Hunt Transport Services, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,112)	77
Goldman Sachs	J.C. Penney Company, Inc.	12/10/2025	Pay	-10.450% + U.S. Federal Funds Effective Rate	Monthly	(3,357)	(5,055)	(655)
Goldman Sachs	Johnson Controls International plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(194)	(7,207)	(976)
Goldman Sachs	Kadmon Holdings, Inc.	12/10/2025	Receive	-0.740% + U.S. Federal Funds Effective Rate	Monthly	(975)	(2,573)	(315)
Goldman Sachs	KBR, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(86)	(1,648)	(155)
Goldman Sachs	Kimball Electronics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(1,639)	21
Goldman Sachs	Kindred Biosciences, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(105)	(961)	87
Goldman Sachs	The Kraft Heinz Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(1,695)	417
Goldman Sachs	Kratos Defense & Security Solutions, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	(1,077)	(119)
Goldman Sachs	Kronos Worldwide, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(42)	(588)	(67)
Goldman Sachs	Lennar Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(1,765)	(126)
Goldman Sachs	LGI Homes, Inc.	12/10/2025	Receive	-1.056% + U.S. Federal Funds Effective Rate	Monthly	(48)	(2,887)	(200)
Goldman Sachs	Liberty Media Corporation - Liberty Braves, Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,636)	(56)
Goldman Sachs	Liberty Media Corporation - Liberty Formula One, Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(83)	(2,905)	(275)
Goldman Sachs	Liberty Media Corporation - Liberty Media Corporation -Sirius XM, Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,565)	59
Goldman Sachs	Liberty TripAdvisor Holdings, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(227)	32

Goldman Sachs	Ligand Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(628)	62
Goldman Sachs	Limoneira Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(1,668)	(115)
Goldman Sachs	Lindsay Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,353)	(52)
Goldman Sachs	LiveRamp Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,145)	(305)
Goldman Sachs	Lumber Liquidators Holdings, Inc.	12/10/2025	Receive	-0.818% + U.S. Federal Funds Effective Rate	Monthly	(164)	(1,654)	146
Goldman Sachs	Lumentum Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(153)	(8,639)	(928)
Goldman Sachs	MACOM Technology Solutions Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(283)	(4,721)	786
Goldman Sachs	Madrigal Pharmaceuticals, Inc.	12/10/2025	Receive	-0.737% + U.S. Federal Funds Effective Rate	Monthly	(2)	(250)	27
Goldman Sachs	Magellan Health, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(1,580)	(76)
Goldman Sachs	MannKind Corporation	12/10/2025	Pay	-6.039% + U.S. Federal Funds Effective Rate	Monthly	(648)	(1,282)	(190)
Goldman Sachs	Marriott Vacations Worldwide Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(2,055)	(397)
Goldman Sachs	Marten Transport Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,086)	(77)
Goldman Sachs	Martin Marietta Materials, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,808)	(169)
Goldman Sachs	Matador Resources Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(175)	(3,378)	(182)
Goldman Sachs	Maxar Technologies, Inc.	12/10/2025	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(204)	(818)	361
Goldman Sachs	McDermott International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(260)	25
Goldman Sachs	The Medicines Company	12/10/2025	Receive	-0.456% + U.S. Federal Funds Effective Rate	Monthly	(135)	(3,769)	(869)
Goldman Sachs	MediciNova, Inc.	12/10/2025	Pay	-3.553% + U.S. Federal Funds Effective Rate	Monthly	(22)	(182)	12
Goldman Sachs	Medifast, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(128)	3
Goldman Sachs	The Meet Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(176)	25
Goldman Sachs	Meredith Corporation	12/10/2025	Receive	-0.542% + U.S. Federal Funds Effective Rate	Monthly	(106)	(5,849)	251
Goldman Sachs	Meritage Homes Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(39)	(1,741)	(101)
Goldman Sachs	Mesa Laboratories, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(1,151)	(107)
Goldman Sachs	MGP Ingredients, Inc.	12/10/2025	Receive	-0.738% + U.S. Federal Funds Effective Rate	Monthly	(8)	(616)	(149)
Goldman Sachs	Mirati Therapeutics, Inc.	12/10/2025	Receive	-0.355% + U.S. Federal Funds Effective Rate	Monthly	(3)	(220)	(17)
Goldman Sachs	Momenta Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(232)	(40)
Goldman Sachs	Monro, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,296)	(130)
Goldman Sachs	The Mosaic Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(1,527)	231
Goldman Sachs	Motorcar Parts of America, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(528)	8
Goldman Sachs	Mueller Water Products, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(214)	(2,146)	(173)
Goldman Sachs	Myers Industries, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(1,085)	(66)
Goldman Sachs	Myriad Genetics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(597)	(54)
Goldman Sachs	Natera, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(268)	(78)
Goldman Sachs	National Beverage Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(519)	87
Goldman Sachs	National Oilwell Varco, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,569)	(11)
Goldman Sachs	Nektar Therapeutics	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(201)	47
Goldman Sachs	NeoGenomics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,206)	(235)

Goldman Sachs	NeoPhotonics Corporation	12/10/2025	Receive	-0.410% + U.S. Federal Funds Effective Rate	Monthly	(161)	(1,011)	148
Goldman Sachs	Nevro Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(250)	(63)
Goldman Sachs	The New York Times Company, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(1,116)	(338)
Goldman Sachs	Nielsen Holdings plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(1,489)	207
Goldman Sachs	NN, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(290)	(2,168)	267
Goldman Sachs	Noble Corporation plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(550)	(1,576)	198
Goldman Sachs	Nordic American Tankers Ltd.	12/10/2025	Pay	-2.723% + U.S. Federal Funds Effective Rate	Monthly	(1,635)	(3,304)	104
Goldman Sachs	Northern Oil and Gas, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(972)	(2,659)	(21)
Goldman Sachs	Novavax, Inc.	12/10/2025	Pay	-5.797% + U.S. Federal Funds Effective Rate	Monthly	(341)	(187)	136
Goldman Sachs	NRG Energy, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(132)	(5,600)	(349)
Goldman Sachs	Oceaneering International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(182)	(2,866)	(34)
Goldman Sachs	Oil States International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(167)	(2,828)	68
Goldman Sachs	Olin Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	(1,594)	30
Goldman Sachs	Omeros Corporation	12/10/2025	Pay	-4.581% + U.S. Federal Funds Effective Rate	Monthly	(106)	(1,839)	(537)
Goldman Sachs	OPKO Health, Inc.	12/10/2025	Receive	-0.738% + U.S. Federal Funds Effective Rate	Monthly	(67)	(175)	4
Goldman Sachs	Ormat Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,652)	12
Goldman Sachs	Overstock.com, Inc.	12/10/2025	Pay	-28.475% + U.S. Federal Funds Effective Rate	Monthly	(79)	(1,312)	(76)
Goldman Sachs	Owens & Minor, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(202)	(826)	509
Goldman Sachs	Papa John's International, Inc.	12/10/2025	Pay	-3.061% + U.S. Federal Funds Effective Rate	Monthly	(14)	(741)	(135)
Goldman Sachs	Par Pacific Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(97)	(1,725)	(163)
Goldman Sachs	Park Electrochemical Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(741)	(11,614)	1,635
Goldman Sachs	Pattern Energy Group, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,791)	(209)
Goldman Sachs	PayPal Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,244)	(90)
Goldman Sachs	pdvWireless, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(2,387)	316
Goldman Sachs	Penn National Gaming, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(360)	(7,226)	1,056
Goldman Sachs	PetMed Express, Inc.	12/10/2025	Pay	-2.500% + U.S. Federal Funds Effective Rate	Monthly	(27)	(614)	21
Goldman Sachs	P.H. Glatfelter Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(112)	(1,579)	(165)
Goldman Sachs	Photronics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(173)	(1,632)	182
Goldman Sachs	Pilgrim's Pride Corporation	12/10/2025	Receive	-0.369% + U.S. Federal Funds Effective Rate	Monthly	(82)	(1,825)	(207)
Goldman Sachs	Plug Power, Inc.	12/10/2025	Pay	-7.950% + U.S. Federal Funds Effective Rate	Monthly	(3,392)	(8,164)	(3,097)
Goldman Sachs	Prestige Consumer Healthcare, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(657)	(25)
Goldman Sachs	PriceSmart, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,058)	80
Goldman Sachs	Prothena Corporation plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(182)	4
Goldman Sachs	Proto Labs, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(1,260)	87
Goldman Sachs	PTC Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(226)	(40)
Goldman Sachs	Puma Biotechnology, Inc.	12/10/2025	Receive	-1.612% + U.S. Federal Funds Effective Rate	Monthly	(5)	(194)	(59)
Goldman Sachs	QEP Resources, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(894)	26
Goldman Sachs	Quaker Chemical Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(1,000)	(8)

Goldman Sachs	Quinstreet, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(214)	(3)
Goldman Sachs	R1 RCM, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(265)	(2,559)	(320)
Goldman Sachs	Ra Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(201)	(20)
Goldman Sachs	Rambus, Inc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(160)	(1,670)	(21)
Goldman Sachs	Range Resources Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	(651)	(11)
Goldman Sachs	RBC Bearings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,143)	21
Goldman Sachs	Red Robin Gourmet Burgers, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(547)	26
Goldman Sachs	REGENXBIO, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(229)	(48)
Goldman Sachs	Regis Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(1,218)	(107)
Goldman Sachs	Rent-A-Center, Inc.	12/10/2025	Receive	-0.608% + U.S. Federal Funds Effective Rate	Monthly	(59)	(1,230)	(191)
Goldman Sachs	Repligen Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(1,593)	13
Goldman Sachs	REX American Resources Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(1,610)	(162)
Goldman Sachs	RH	12/10/2025	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(4)	(411)	98
Goldman Sachs	Rigel Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(95)	(244)	(35)
Goldman Sachs	Rite Aid Corporation	12/10/2025	Receive	-1.429% + U.S. Federal Funds Effective Rate	Monthly	(332)	(211)	46
Goldman Sachs	Rocket Pharmaceuticals, Inc.	12/10/2025	Receive	-0.460% + U.S. Federal Funds Effective Rate	Monthly	(41)	(718)	(87)
Goldman Sachs	Royal Gold, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(1,725)	(29)
Goldman Sachs	RPC, Inc.	12/10/2025	Receive	-0.330% + U.S. Federal Funds Effective Rate	Monthly	(59)	(672)	(34)
Goldman Sachs	SAGE Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(159)	(15)
Goldman Sachs	Sanderson Farms, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(2,107)	(343)
Goldman Sachs	Sangamo Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(200)	1
Goldman Sachs	Sanmina Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(1,527)	(18)
Goldman Sachs	Schlumberger Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(38)	(1,677)	(26)
Goldman Sachs	Schweitzer-Mauduit International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(2,282)	(670)
Goldman Sachs	Scientific Games Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(163)	62
Goldman Sachs	Scorpio Tankers, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(86)	(1,704)	(163)
Goldman Sachs	Seaworld Entertainment, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(617)	(21)
Goldman Sachs	Select Medical Holdings Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(112)	(1,576)	130
Goldman Sachs	SemGroup Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(111)	(1,633)	177
Goldman Sachs	Senseonics Holdings, Inc.	12/10/2025	Pay	-5.414% + U.S. Federal Funds Effective Rate	Monthly	(1,104)	(2,704)	449
Goldman Sachs	Service Corporation International	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,644)	90
Goldman Sachs	Shake Shack, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(1,300)	(214)
Goldman Sachs	Ship Finance International Ltd.	12/10/2025	Receive	-0.730% + U.S. Federal Funds Effective Rate	Monthly	(136)	(1,676)	(31)
Goldman Sachs	Shoe Carnival, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(544)	62
Goldman Sachs	Shutterstock, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(238)	(11,085)	(2,342)
Goldman Sachs	Signet Jewelers Limited	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8)	(217)	(20)
Goldman Sachs	SiteOne Landscape Supply, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,198)	(30)
Goldman Sachs	Skyline Champion Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(209)	28

Goldman Sachs	Sleep Number Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(657)	(159)
Goldman Sachs	Spartan Motors, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(24)	(212)	(7)
Goldman Sachs	SpartanNash Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(206)	59
Goldman Sachs	Spectrum Brands Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(1,149)	(146)
Goldman Sachs	Spectrum Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(343)	(3,661)	210
Goldman Sachs	SPX Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(109)	(3,789)	78
Goldman Sachs	Square, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,122)	(212)
Goldman Sachs	Stamps.com, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(163)	30
Goldman Sachs	Steelcase, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(37)	(543)	70
Goldman Sachs	Sunpower Corporation	12/10/2025	Pay	-9.753% + U.S. Federal Funds Effective Rate	Monthly	(505)	(3,312)	(473)
Goldman Sachs	Sunrun, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(165)	(2,317)	(313)
Goldman Sachs	SYNNEX Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(77)	(7,335)	(943)
Goldman Sachs	Tabula Rasa HealthCare, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(2,760)	12
Goldman Sachs	Tandem Diabetes Care, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(190)	(56)
Goldman Sachs	TechTarget, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(1,105)	(283)
Goldman Sachs	Teladoc Health, Inc.	12/10/2025	Receive	-0.315% + U.S. Federal Funds Effective Rate	Monthly	(26)	(1,443)	16
Goldman Sachs	Tellurian, Inc.	12/10/2025	Pay	-13.294% + U.S. Federal Funds Effective Rate	Monthly	(304)	(3,414)	(840)
Goldman Sachs	Tenet Healthcare Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(720)	15
Goldman Sachs	Terex Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(200)	(6,416)	438
Goldman Sachs	Terraform Power, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(1,770)	(203)
Goldman Sachs	Tesla, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(559)	64
Goldman Sachs	Tetra Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(642)	(1,500)	56
Goldman Sachs	Textainer Group Holdings Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(156)	(1,505)	3
Goldman Sachs	TG Therapeutics, Inc.	12/10/2025	Receive	-1.033% + U.S. Federal Funds Effective Rate	Monthly	(83)	(667)	(202)
Goldman Sachs	TherapeuticsMD, Inc.	12/10/2025	Receive	-1.559% + U.S. Federal Funds Effective Rate	Monthly	(372)	(1,810)	134
Goldman Sachs	Tile Shop Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(182)	(1,028)	302
Goldman Sachs	TimkenSteel Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(139)	(1,507)	92
Goldman Sachs	Tootsie Roll Industries, Inc.	12/10/2025	Receive	-1.420% + U.S. Federal Funds Effective Rate	Monthly	(17)	(632)	(102)
Goldman Sachs	The Trade Desk, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1)	(198)	(64)
Goldman Sachs	Transocean Ltd.	12/10/2025	Receive	-0.399% + U.S. Federal Funds Effective Rate	Monthly	(195)	(1,696)	(36)
Goldman Sachs	Trex Company, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(15)	(921)	99
Goldman Sachs	Triton International Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(1,615)	58
Goldman Sachs	Triumph Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(2,245)	465
Goldman Sachs	Tronox Holdings plc, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(462)	(6,069)	(1,859)
Goldman Sachs	TrueCar, Inc.	12/10/2025	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(156)	(1,034)	376
Goldman Sachs	Tutor Perini Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(1,539)	(25)
Goldman Sachs	Twilio, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(7,869)	(803)
Goldman Sachs	Ubiquiti Networks, Inc.	12/10/2025	Receive	-1.049% + U.S. Federal Funds Effective Rate	Monthly	(4)	(598)	(185)

Goldman Sachs	Ultra Clean Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(558)	25
Goldman Sachs	Ultragenyx Pharmaceutical, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(1,732)	(457)
Goldman Sachs	Under Armour, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(1,056)	(92)
Goldman Sachs	United Natural Foods, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(211)	6
Goldman Sachs	Universal Display Corporation	12/10/2025	Receive	-0.480% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,375)	7
Goldman Sachs	Universal Electronics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(1,521)	(360)
Goldman Sachs	U.S. Silica Holdings, Inc.	12/10/2025	Receive	-1.209% + U.S. Federal Funds Effective Rate	Monthly	(41)	(682)	(20)
Goldman Sachs	Vanda Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(220)	19
Goldman Sachs	Veracyte, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(225)	(61)
Goldman Sachs	Vericel Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(157)	17
Goldman Sachs	Viad Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(30)	(1,690)	(65)
Goldman Sachs	ViaSat, Inc.	12/10/2025	Receive	-0.650% + U.S. Federal Funds Effective Rate	Monthly	(15)	(1,161)	(159)
Goldman Sachs	Vicor Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(217)	50
Goldman Sachs	ViewRay, Inc.	12/10/2025	Receive	-0.547% + U.S. Federal Funds Effective Rate	Monthly	(407)	(3,004)	(158)
Goldman Sachs	Viking Therapeutics, Inc.	12/10/2025	Pay	-4.273% + U.S. Federal Funds Effective Rate	Monthly	(20)	(199)	(27)
Goldman Sachs	VirnetX Holding Corporation	12/10/2025	Pay	-4.411% + U.S. Federal Funds Effective Rate	Monthly	(459)	(2,913)	(490)
Goldman Sachs	Vishay Intertechnology, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(103)	(1,899)	111
Goldman Sachs	Voyager Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(210)	(93)
Goldman Sachs	VSE Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(50)	(1,577)	35
Goldman Sachs	Vulcan Materials Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,655)	(199)
Goldman Sachs	Wave Life Sciences Ltd.	12/10/2025	Receive	-0.551% + U.S. Federal Funds Effective Rate	Monthly	(5)	(194)	(5)
Goldman Sachs	Wayfair, Inc., Class A	12/10/2025	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,483)	(353)
Goldman Sachs	Weatherford International plc	12/10/2025	Receive	-0.655% + U.S. Federal Funds Effective Rate	Monthly	(505)	(352)	59
Goldman Sachs	Weight Watchers International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(563)	253
Goldman Sachs	WestRock Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(1,723)	(17)
Goldman Sachs	WEX, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,726)	(265)
Goldman Sachs	Whirlpool Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(6,503)	(596)
Goldman Sachs	William Lyon Homes, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(160)	(2,456)	(143)
Goldman Sachs	Williams-Sonoma, Inc.	12/10/2025	Receive	-0.740% + U.S. Federal Funds Effective Rate	Monthly	(11)	(618)	20
Goldman Sachs	Willscot Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(1,218)	(65)
Goldman Sachs	Wingstop, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18)	(1,367)	(149)
Goldman Sachs	Wright Medical Group	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(3,078)	(348)
Goldman Sachs	ZAGG, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(21)	(190)	50
Goldman Sachs	Zendesk, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,189)	(331)
Goldman Sachs	Zillow Group, Inc., Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(208)	5
Goldman Sachs	Ziopharm Oncology, Inc.	12/10/2025	Pay	-14.015% + U.S. Federal Funds Effective Rate	Monthly	(179)	(690)	(285)
Goldman Sachs	Zogenix, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(1,703)	(344)
								$ 1,269

MProved Systematic Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2019

	Shares	Value
SHORT TERM INVESTMENTS - 25.27%
First American Government Obligations Fund, Share Class X, 2.33% (a)(b)	278,524	$278,524
First American Treasury Obligations Fund, Share Class X, 2.33% (a)	278,524	278,525
Total Short Term Investments
(Cost $557,049)		557,049

	Principal Amount
U.S. Treasury Bills - 63.26%
United States Treasury Bills	$300,000	298,984
Maturity Date: 04/02/2019, Yield to Maturity 2.29%	50,000	49,922
Maturity Date: 04/25/2019, Yield to Maturity 2.40%	200,000	198,486
Maturity Date: 05/23/2019, Yield to Maturity 2.40%	300,000	298,563
Maturity Date: 06/13/2019, Yield to Maturity 2.45%	300,000	298,299
Maturity Date: 06/27/2019, Yield to Maturity 2.42%	250,000	249,983
Maturity Date: 07/25/2019, Yield to Maturity 2.82%
Total U.S. Treasury Bills
(Cost $1,394,119)		1,394,237

Total Investments
(Cost $1,951,168) - 88.53%		1,951,286
Assets In Excess Of Liabilities - 11.47%		252,857
Net Assets - 100.00%		$2,204,143

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"). Geographic location is the United States unless otherwise noted.

(a)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.
(b)	The Fund has the abliity to commit all or a portion of the assets as collateral for open securities sold short and swap contracts. The total value of such assets as of March 31, 2019 is $62,949.

MProved Systematic Merger Arbitrage Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
March 31, 2019

Counterparty	Security	Maturity Date	Pay/ Receive Finance Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount(1)	Unrealized Appreciation (Depreciation)
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	ARRIS International plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,618	$ 145,704	$ 3,793
Goldman Sachs	Avista Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	29	1,176	(35)
Goldman Sachs	Belmond Ltd., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,192	54,543	115
Goldman Sachs	Bemis Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	678	37,555	5,784
Goldman Sachs	BTG plc	12/10/2025	Pay	0.350% + Sterling Overnight Index Average	Monthly	4,099	44,567	369
Goldman Sachs	Celgene Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,253	117,999	8,617
Goldman Sachs	Finisar Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,917	90,597	6,891
JP Morgan Securities	First Data Corporation, Class A	1/2/2019	Pay	0.280% + 1 Month LIBOR USD	Monthly	3,813	100,030	15,248
JP Morgan Securities	First Data Corporation, Class A	1/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	3,056	80,175	16,040
JP Morgan Securities	Gemalto NV	1/7/2020	Receive	0.300% + 1 Month EURIBOR	Monthly	1,840	105,299	582
Goldman Sachs	Goldcorp, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,541	17,597	1,030
Goldman Sachs	Integrated Device Technology, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,959	144,690	2,480
Goldman Sachs	Jardine Lloyd Thompson Group plc	12/10/2025	Pay	0.350% + Sterling Overnight Index Average	Monthly	2,302	57,450	619
Goldman Sachs	Luxoft Holding, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	939	55,026	1,184
JP Morgan Securities	Mellanox Technologies Ltd.	12/2/2019	Pay	0.350% + 1 Month LIBOR USD	Monthly	209	24,707	5
JP Morgan Securities	Mellanox Technologies Ltd.	1/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	209	24,702	17
Goldman Sachs	Mellanox Technologies Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	972	114,879	(252)
Goldman Sachs	Pacific Biosciences of California, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,234	44,985	(336)
Goldman Sachs	Red Hat, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	763	139,192	6,405
Goldman Sachs	RPC Group plc	12/10/2025	Pay	0.350% + Sterling Overnight Index Average	Monthly	1,358	13,981	95
Goldman Sachs	Spark Therapeutics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	663	75,359	92
Goldman Sachs	Sprint Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16,923	95,411	(11,543)
Goldman Sachs	Stewart Information Services Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	759	32,341	478
Goldman Sachs	Tribune Media Company, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,874	132,356	1,474
Goldman Sachs	USG Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,520	108,909	650
Goldman Sachs	WABCO Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	502	66,179	187
Goldman Sachs	WellCare Health Plans, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	368	99,257	3,226
Goldman Sachs	Worldpay, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,442	163,553	7,397

SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	Amcor Ltd.	12/10/2025	Receive	-0.400% + RBA Interbank Overnight Cash Rate	Monthly	(3,426)	(36,058)	(4,839)
Goldman Sachs	Bristol-Myers Squibb Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,184)	(56,412)	239
Goldman Sachs	Centene Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,102)	(58,511)	(1,588)
Goldman Sachs	Fidelity National Financial, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(437)	(15,951)	(1,809)
Goldman Sachs	Fidelity National Information Services, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,302)	(147,176)	(6,769)
JP Morgan Securities	Fiserv, Inc.	1/2/2020	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(2,028)	(178,860)	(29,208)
Goldman Sachs	II-VI, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(842)	(31,315)	(4,072)
Goldman Sachs	Newmont Mining Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(498)	(17,789)	(1,278)
Goldman Sachs	T-Mobile U.S., Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,443)	(99,564)	(700)
Goldman Sachs	Univar, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(41)	(907)	(6)
								$ 20,582

(1) Swaps unwound with zero units but a payable outstanding amounted to $(720) as of March 31, 2019.

EURIBOR - Euribor (Euro Interbank Offered Rate)
LIBOR - London Interbank Offered Rate
RBA - Reserve Bank of Australia

MProved Systematic Multi-Strategy Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2019

	Country	Shares	Value
LONG INVESTMENTS - 97.53%
CONVERTIBLE PREFERRED STOCKS - 9.54%
Food Products - 2.20%
Bunge Ltd. (a)
4.875%, Perpetual	Bermuda	3,750	$371,250

Machinery - 5.28%
Colfax Corporation
5.750%, 01/15/2022		3,750	499,238
Fortive Corporation, Series A
5.000%, 07/01/2021		375	393,394
			892,632
Multi-Utilities - 2.06%
Sempra Energy, Series A
6.000%, 01/15/2021		3,300	348,810

Total Convertible Preferred Stocks
(Cost $1,480,505)			1,612,692

		Principal Amount
CONVERTIBLE BONDS - 34.24%
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/2024		$375,000	403,971
Booking Holdings, Inc.
0.350%, 6/15/2020		375,000	508,057
Deutsche Bank AG (a)
1.000%, 5/1/2023	Germany	375,000	352,841
DISH Network Corporation
3.375%, 8/15/2026		375,000	319,500
Infinera Corporation
2.125%, 9/1/2024		375,000	297,090
LendingTree, Inc.
0.625%, 6/1/2022		375,000	659,406
The Medicines Company
2.500%, 1/15/2022		375,000	376,681
Microchip Technology, Inc.
2.250%, 2/15/2037		375,000	414,150
PRA Group, Inc.
3.500%, 6/1/2023		375,000	336,812
Redwood Trust, Inc.
4.750%, 8/15/2023		375,000	360,439
Ship Finance International Ltd. (a)	Bermuda
5.750%, 10/15/2021		375,000	374,126
Transocean, Inc. (a)
0.500%, 1/30/2023	Cayman Islands	375,000	420,051

Wright Medical Group NV (a)
2.250%, 11/15/2021	Netherlands	375,000	582,157
Zillow Group, Inc.
2.000%, 12/1/2021		375,000	384,437
Total Convertible Bonds
(Cost $5,499,772)			5,789,718

		Shares
PREFERRED STOCK - 5.04%
Real Estate Investment Trusts (REITs) - 5.04%
Crown Castle International Corporation
6.875%, 08/1/2020		375	444,300
QTS Realty Trust, Inc.
6.50%, Perpetual		3,750	407,325
Total Preferred Stock
(Cost $770,663)			851,625

		Principal Amount
U.S. TREASURY BILLS - 38.54%
United States Treasury Bills
Maturity Date: 04/02/2019, Yield to Maturity 2.40%		$450,000	449,970
Maturity Date: 04/11/2019, Yield to Maturity 2.42%		450,000	449,702
Maturity Date: 04/25/2019, Yield to Maturity 2.41%		700,000	698,910
Maturity Date: 05/23/2019, Yield to Maturity 2.43%		700,000	697,629
Maturity Date: 06/13/2019, Yield to Maturity 2.43%		700,000	696,646
Maturity Date: 06/27/2019, Yield to Maturity 2.43%		700,000	696,032
Maturity Date: 07/11/2019, Yield to Maturity 2.44%		650,000	645,685
Maturity Date: 07/25/2019, Yield to Maturity 2.45%		700,000	694,700
Maturity Date: 08/08/2019, Yield to Maturity 2.47%		750,000	743,620
Maturity Date: 08/22/2019, Yield to Maturity 2.49%		750,000	742,917
Total U.S. Treasury Bills
(Cost $6,515,098)			6,515,811

		Shares
SHORT TERM INVESTMENTS - 10.17%
First American Government Obligations Fund, Share Class X, 2.33% (b)(c)		859,515	859,515
First American Treasury Obligations Fund, Share Class X, 2.33% (b)(c)		859,515	859,515
Total Short Term Investments
(Cost $1,719,030)			1,719,030

Total Long Investments
(Cost $15,985,068) - 97.53%			16,488,876

SECURITIES SOLD SHORT (d) - (30.89)%
SHORT COMMON STOCKS - (29.71)%
Air Freight & Logistics - (1.35)%
Atlas Air Worldwide Holdings, Inc.		(4,503)	(227,672)

Communications Equipment - (0.68)%
Infinera Corporation		(26,548)	(115,218)

Consumer Finance - (0.72)%
PRA Group, Inc.		(4,542)	(121,771)

Diversified Financial Services - (0.71)%
Voya Financial, Inc.		(2,416)	(120,703)

Energy Equipment & Services - (1.32)%
Transocean Ltd. (a)	Switzerland	(25,541)	(222,462)

Food Products - (0.70)%
Bunge Ltd. (a)	Bermuda	(2,235)	(118,611)

Health Care Equipment & Supplies - (2.94)%
Wright Medical Group NV (a)	Netherlands	(15,801)	(496,941)

Interactive Media & Services - (0.77)%
Zillow Group, Inc., Class C		(3,720)	(129,233)

Internet & Direct Marketing Retail - (2.50)%
Booking Holdings, Inc.		(242)	(422,268)

Machinery - (4.09)%
Colfax Corporation		(14,405)	(427,541)
Fortive Corporation		(3,152)	(264,421)
			(691,962)
Media - (0.75)%
DISH Network Corporation, Class A		(4,027)	(127,616)

Multi-Utilities - (1.50)%
Sempra Energy		(2,014)	(253,482)

Oil, Gas & Consumable Fuels - (0.66)%
Ship Finance International Ltd. (a)	Bermuda	(9,084)	(112,097)

Pharmaceuticals - (1.00)%
The Medicines Company		(6,051)	(169,125)

Real Estate Investment Trusts (REITs) - (4.56)%
Crown Castle International Corporation		(2,546)	(325,888)
QTS Realty Trust, Inc., Class A		(6,778)	(304,942)
Redwood Trust, Inc.		(8,724)	(140,893)
			(771,723)
Semiconductors & Semiconductor Equipment - (2.19)%
Microchip Technology, Inc.		(4,460)	(370,002)

Thrifts & Mortgage Finance - (3.27)%
LendingTree, Inc.		(1,571)	(552,301)

Total Short Common Stocks
(Proceeds $4,594,804)			(5,023,187)

	Principal Amount
Short U.S. Government Notes - (1.18)%
United States Treasury Note
2.125%, 12/31/2022	$(200,000)	(199,301)
Total Short U.S. Government Notes
(Proceeds $196,941)		(199,301)

Total Securities Sold Short
(Proceeds $4,791,745) - (30.89)%		(5,222,488)
Total Investments
(Cost $11,193,323) - 66.64%		11,266,388
Assets In Excess Of Liabilities - 33.36%		5,639,908
Net Assets - 100.00%		$16,906,296

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"). Geographic location is the United States unless otherwise noted.

(a)	Foreign security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2019.
(c)	The Fund has the ability to commit all or a portion of the assets as collateral for open securities sold short and swap contracts. The total value of such assets as of March 31, 2019 is $7,280,445.
(d)	Securities sold short are not owned by the Fund and cannot produce income.

MProved Systematic Multi-Strategy Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
March 31, 2019

Counterparty	Security	Maturity Date	Pay/ Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount(1)	Unrealized Appreciation (Depreciation)
LONG EQUITY SWAP CONTRACTS
Goldman Sachs	3M Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	764	$ 158,697	$ 303
Goldman Sachs	ABIOMED, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	36	10,275	(48)
Goldman Sachs	Acadia Healthcare Company, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,867	54,621	1,770
Goldman Sachs	Acando AB	12/10/2025	Pay	0.350% + Stockholm Interbank Offered Rate	Monthly	11,254	50,016	62
Goldman Sachs	ACCO Brands Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,877	16,038	692
Goldman Sachs	Accuray, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,851	13,580	2,729
Goldman Sachs	ACI Worldwide, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	529	17,360	2,445
Goldman Sachs	Acorda Therapeutics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	643	8,527	(1,518)
Goldman Sachs	Acuity Brands, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,062	247,360	1,050
Goldman Sachs	Acushnet Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	691	15,962	1,229
Goldman Sachs	Advance Auto Parts, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	14,652	1,526
Goldman Sachs	Aegion Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	985	17,273	(325)
Goldman Sachs	AGCO Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,009	70,061	9,996
Goldman Sachs	Agnico Eagle Mines Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	230	9,988	834
Goldman Sachs	AK Steel Holding Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,754	15,795	1,007
Goldman Sachs	Akorn, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11,809	41,467	(11,080)
Goldman Sachs	Alcoa Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,140	32,041	(358)
Goldman Sachs	Alkermes plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	645	23,498	3,546
Goldman Sachs	Alleghany Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	390	238,413	(5,459)
Goldman Sachs	Allegiant Travel Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	269	34,757	(2,117)
Goldman Sachs	Allegion plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,330	120,580	4,219
Goldman Sachs	Allison Transmission Holdings, Inc.	12/10/2025	Pay	0.200% + U.S. Federal Funds Effective Rate	Monthly	73	3,303	21
Goldman Sachs	Allscripts Healthcare Solutions, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,121	48,751	(5,173)
Goldman Sachs	AMAG Pharmaceuticals, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	886	11,386	(2,265)
Goldman Sachs	Ambac Financial Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,713	49,057	(4,421)
Goldman Sachs	AMC Networks, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	160	9,062	(1,066)
Goldman Sachs	Amdocs Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,344	72,594	(1,515)
Goldman Sachs	Amedisys, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	97	11,933	(436)
Goldman Sachs	American Airlines Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	505	16,007	(656)

Goldman Sachs	American Axle & Manufacturing Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,372	62,441	(1,481)
Goldman Sachs	American Financial Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	289	27,766	(120)
Goldman Sachs	American Woodmark Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	673	55,506	921
Goldman Sachs	Amgen, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	133	25,263	425
Goldman Sachs	Amkor Technology, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7,898	67,342	11,196
Goldman Sachs	AMN Healthcare Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	231	10,850	(3,839)
Goldman Sachs	Anadarko Petroleum Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,189	53,992	(1,163)
Goldman Sachs	AngioDynamics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,305	29,779	2,113
Goldman Sachs	Anixter International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,185	66,364	109
Goldman Sachs	Antero Resources Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,033	53,152	(9,333)
Goldman Sachs	Anthem, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	350	100,441	1,767
Goldman Sachs	AON plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	48	8,188	323
Goldman Sachs	Apache Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	614	21,247	3,405
Goldman Sachs	ArcBest Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	495	15,207	(2,844)
Goldman Sachs	Arch Coal, Inc. Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	695	63,322	5,610
Goldman Sachs	Armstrong World Industries	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	761	60,337	7,329
Goldman Sachs	ARRIS International plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	21,629	682,424	17,764
Goldman Sachs	Arthur J. Gallagher & Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	130	10,149	(88)
Goldman Sachs	Associated Banc-Corp	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	186	3,964	103
Goldman Sachs	Assurant, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	543	51,536	227
Goldman Sachs	Astec Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,144	43,119	2,226
Goldman Sachs	AT&T, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	321	10,048	556
Goldman Sachs	Atkore International Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	761	16,353	(27)
Goldman Sachs	Autodesk, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	507	78,965	578
Goldman Sachs	Autoliv, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	100	7,343	(405)
Goldman Sachs	AvalonBay Communities, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	527	106,535	1,563
Goldman Sachs	Avis Budget Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	508	17,686	5,529
Goldman Sachs	Avista Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	108	4,385	(34)
Goldman Sachs	AXA Equitable Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	809	16,264	756
Goldman Sachs	Axalta Coating Systems Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,059	51,827	2,174
Goldman Sachs	The Bank of New York Mellon Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	19	956	(34)
Goldman Sachs	The Bank of Nova Scotia	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,309	69,444	(4,141)
Goldman Sachs	BB&T Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,721	79,981	2,553
Goldman Sachs	Beazer Homes USA, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8,037	92,330	123
Goldman Sachs	Becton Dickinson and Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,215	303,267	6,650
Goldman Sachs	Belden, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	281	15,079	2,026
Goldman Sachs	Belmond Ltd., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8,751	217,747	460
Goldman Sachs	Bemis Company, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,053	169,107	26,044

Goldman Sachs	Benchmark Electronics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,569	41,360	3,380
Goldman Sachs	Berkshire Hathaway, Inc., Class B	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,128	226,180	4,065
Goldman Sachs	Big Lots, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,482	56,700	9,259
Goldman Sachs	BinckBank NV	12/10/2025	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	9,319	66,077	1,871
Goldman Sachs	Biogen, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	75	17,692	(5,790)
Goldman Sachs	Biohaven Pharmaceutical Holding Company Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,171	60,170	7,184
Goldman Sachs	BioMarin Pharmaceutical, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	790	70,070	(1,820)
Goldman Sachs	BioTelemetry, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	79	4,935	(1,088)
Goldman Sachs	BJ's Wholesale Club Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	282	7,714	853
Goldman Sachs	Black Knight, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	72	3,916	459
Goldman Sachs	Blackrock, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	17	7,255	510
Goldman Sachs	Blackstone Mortgage Trust, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,851	64,996	1,127
Goldman Sachs	BorgWarner, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	457	17,525	(134)
Goldman Sachs	Boston Properties, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,609	351,603	7,356
Goldman Sachs	Boston Scientific Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,011	38,781	174
Goldman Sachs	Bright Horizons Family Solutions, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	7,613	565
Goldman Sachs	Brinker International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,281	56,733	(5,042)
Goldman Sachs	The Brink's Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	694	52,327	492
Goldman Sachs	Broadridge Financial Solutions, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	7,695	301
Goldman Sachs	Brown & Brown, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	367	10,811	655
Goldman Sachs	Bruker Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	460	17,649	(20)
Goldman Sachs	BSB Bancorp, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	421	13,802	1,319
Goldman Sachs	BTG plc	12/10/2025	Pay	0.350% + Sterling Overnight Index Average	Monthly	18,472	201,130	1,660
Goldman Sachs	Builders FirstSource, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,247	16,604	600
Goldman Sachs	Bunge Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	818	43,344	808
Goldman Sachs	BWX Technologies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	941	46,562	(1,893)
Goldman Sachs	Cabot Microelectronics Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	9	1,010	126
Goldman Sachs	CAI International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,224	51,504	(2,156)
Goldman Sachs	Calavo Growers, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	558	46,699	(154)
Goldman Sachs	California Resources Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	624	16,019	2,706
Goldman Sachs	Camden Property Trust	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	152	15,541	347
Goldman Sachs	Camping World Holdings, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,758	79,934	(4,532)
Goldman Sachs	Canadian Imperial Bank of Commerce	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,539	200,531	1,350
Goldman Sachs	Canadian Pacific Railway Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	662	136,680	3,698
Goldman Sachs	Capri Holdings Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	134	6,120	760
Goldman Sachs	Cardtronics plc, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	368	13,075	2,353
Goldman Sachs	CarMax, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	709	49,416	5,486

Goldman Sachs	Carrols Restaurant Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,621	16,133	1,297
Goldman Sachs	Carrols Restaurant Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	235	30,132	934
Goldman Sachs	Catalent, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	254	10,294	2,166
Goldman Sachs	Caterpillar, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	591	79,927	2,678
Goldman Sachs	CDW Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	382	36,752	4,605
Goldman Sachs	Celanese Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16	1,575	59
Goldman Sachs	Celgene Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,768	543,192	39,684
Goldman Sachs	Centennial Resource Development, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,086	35,815	(17,161)
Goldman Sachs	CenterPoint Energy, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11,325	347,565	236
Goldman Sachs	Cerner Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,017	58,075	1,725
Goldman Sachs	CF Industries Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	629	25,679	71
Goldman Sachs	CH Robinson Worldwide, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,940	255,317	(4,300)
Goldman Sachs	Charles River Laboratories International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	9	1,305	292
Goldman Sachs	The Cheesecake Factory, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	307	14,992	914
Goldman Sachs	The Chefs' Warehouse, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	549	17,011	(1,583)
Goldman Sachs	Chemed Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16	5,112	223
Goldman Sachs	The Chemours Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	460	17,064	1,729
Goldman Sachs	Chesapeake Utilities Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	594	54,296	587
Goldman Sachs	Chico's FAS, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8,830	38,370	(12,374)
Goldman Sachs	The Children's Place, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	615	59,719	3,227
Goldman Sachs	Churchill Downs, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	25	2,248	81
Goldman Sachs	Chuy's Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,341	53,205	1,040
Goldman Sachs	Ciena Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,522	56,787	(1,007)
Goldman Sachs	Cintas Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24	4,846	(124)
Goldman Sachs	Cirrus Logic, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	389	16,341	3,839
Goldman Sachs	Citrix Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,445	342,662	(17,508)
Goldman Sachs	The Clorox Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,191	190,751	4,067
Goldman Sachs	Clovis Oncology, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,238	30,673	(2,609)
Goldman Sachs	CMS Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	96	5,323	605
Goldman Sachs	CNX Resources Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,162	55,474	(7,603)
Goldman Sachs	Colfax Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	137	4,061	1,173
Goldman Sachs	Colgate-Palmolive Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	487	33,329	1,400
Goldman Sachs	Commerce Bancshares, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	170	9,849	(417)
Goldman Sachs	CommVault Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	9	582	(17)
Goldman Sachs	Computer Programs & Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	539	15,976	1,808
Goldman Sachs	Conagra Brands, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,421	67,055	13,043
Goldman Sachs	Conduent, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,018	41,674	7,570

Goldman Sachs	ConocoPhillips	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,436	95,710	(341)
Goldman Sachs	The Cooper Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	222	65,626	682
Goldman Sachs	Core Laboratories	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	108	7,431	156
Goldman Sachs	CoreLogic, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,731	64,384	5,198
Goldman Sachs	Cracker Barrel Old Country Store, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	334	53,914	1,712
Goldman Sachs	Credicorp Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	185	44,330	865
Goldman Sachs	Credit Acceptance Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	24	10,828	999
Goldman Sachs	Crius Energy Trust	12/10/2025	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	8,059	51,500	7,135
Goldman Sachs	Crown Castle International Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	20	2,556	408
Goldman Sachs	CSW Industrials, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,110	63,488	9,060
Goldman Sachs	CubeSmart	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,527	49,324	2,152
Goldman Sachs	Cullen/Frost Bankers, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	55	5,337	148
Goldman Sachs	Curtiss-Wright Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	67	7,607	(39)
Goldman Sachs	CyberArk Software Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	605	71,924	18,766
Goldman Sachs	CyrusOne, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	146	7,708	(249)
Goldman Sachs	Dave & Buster's Entertainment, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	338	16,876	615
Goldman Sachs	Dean Foods Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7,807	23,585	(13,094)
Goldman Sachs	Deere & Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	352	56,351	327
Goldman Sachs	Deluxe Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,381	60,269	3,517
Goldman Sachs	Dentsply Sirona, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	549	27,230	4,560
Goldman Sachs	DSW, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	988	22,149	(4,853)
Goldman Sachs	Devon Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,979	125,385	24,517
Goldman Sachs	DexCom, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	265	31,547	(1,488)
Goldman Sachs	DiamondRock Hospitality Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,500	27,343	4,293
Goldman Sachs	Dillards, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	691	49,746	3,203
Goldman Sachs	Dine Brands Global, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	658	60,399	(4,286)
Goldman Sachs	Discovery, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	327	8,818	(573)
Goldman Sachs	Dolby Laboratories, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	919	57,771	(525)
Goldman Sachs	Dollar General Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	503	59,894	317
Goldman Sachs	Dollar Tree, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	80	8,389	717
Goldman Sachs	Domtar Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	275	13,634	3,363
Goldman Sachs	Donaldson Company, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	450	22,487	1,295
Goldman Sachs	Douglas Emmett, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	594	24,126	4,227
Goldman Sachs	Dover Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	33	3,090	452
Goldman Sachs	Drive Shack, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,913	17,535	(289)
Goldman Sachs	Duke Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,795	341,364	(2,463)
Goldman Sachs	Duke Realty Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	38	1,160	29
Goldman Sachs	Dynavax Technologies Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,095	15,272	(7,449)

Goldman Sachs	Eagle Pharmaceuticals, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,072	54,041	9,735
Goldman Sachs	East West Bancorp, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	527	(29)
Goldman Sachs	Eastman Chemical Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,914	221,649	(5,826)
Goldman Sachs	Eaton Vance Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	106	4,265	400
Goldman Sachs	El Paso Electric Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	994	58,364	4,589
Goldman Sachs	El Pollo Loco Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,149	14,913	(3,492)
Goldman Sachs	Electronic Arts, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	382	38,756	3,788
Goldman Sachs	Emerson Electric Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	320	21,910	430
Goldman Sachs	Enbridge, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	571	20,693	(333)
Goldman Sachs	Encompass Health Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,110	64,986	(7,100)
Goldman Sachs	EnPro Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	381	24,509	(78)
Goldman Sachs	EOG Resources, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	95	9,025	13
Goldman Sachs	EQT Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	42	870	44
Goldman Sachs	Equity Residential	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	970	73,048	696
Goldman Sachs	Essex Property Trust, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	48	13,938	37
Goldman Sachs	Etsy, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	112	7,517	1,563
Goldman Sachs	Everest Re Group Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	38	8,199	(188)
Goldman Sachs	Everi Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,228	23,415	11,161
Goldman Sachs	Eversource Energy	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	929	65,791	2,011
Goldman Sachs	The E.W. Scripps Company, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	781	16,376	3,091
Goldman Sachs	Exact Sciences Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	106	9,165	309
Goldman Sachs	Exelixis, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,056	25,091	3,016
Goldman Sachs	Exelon Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,651	82,615	4,452
Goldman Sachs	Exterran Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,790	80,553	(2,512)
Goldman Sachs	Extreme Networks, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,782	13,326	1,776
Goldman Sachs	F5 Networks, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	436	68,300	(2,516)
Goldman Sachs	Federal Realty Investment Trust	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	812	111,808	4,191
Goldman Sachs	Ferrari NV	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	249	33,267	7,251
Goldman Sachs	Fiesta Restaurant Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,456	32,127	(5,048)
Goldman Sachs	Fifth Third Bancorp	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,010	25,675	631
Goldman Sachs	Finisar Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	17,644	408,091	31,039
JP Morgan Securities	First Data Corporation, Class A	12/10/2025	Pay	0.350% + 1 Month LIBOR USD	Monthly	6,858	179,903	24,968
JP Morgan Securities	First Data Corporation, Class A	1/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	25,082	658,016	120,613
Goldman Sachs	Fiserv, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	730	64,433	925
Goldman Sachs	FLIR Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,728	82,194	328
Goldman Sachs	FMC Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	434	33,452	1,046
Goldman Sachs	FNB Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,880	19,890	35

Goldman Sachs	Foot Locker, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,092	66,043	(2,945)
Goldman Sachs	Fortive Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3	251	28
Goldman Sachs	Fortune Brands Home & Security, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	206	9,791	1,290
Goldman Sachs	Franco-Nevada Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	93	6,976	177
Goldman Sachs	Freeport-McMoRan, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,612	20,740	293
Goldman Sachs	Frontier Communications Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,363	6,674	(3,301)
Goldman Sachs	FTI Consulting, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	232	17,792	1,911
Goldman Sachs	GameStop Corporation, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,787	18,114	(4,369)
Goldman Sachs	The Gap, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,082	54,396	(3,825)
Goldman Sachs	Gartner, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	394	59,655	3,807
Goldman Sachs	GCP Applied Technologies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,750	51,715	6,983
Goldman Sachs	Gemalto NV	12/10/2025	Receive	0.350% + EMMI EURO Overnight Index Average	Monthly	3,676	210,354	1,075
JP Morgan Securities	Gemalto NV	1/7/2020	Receive	0.300% + 1 Month EURIBOR	Monthly	5,068	290,031	1,603
Goldman Sachs	Genesco, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	781	35,501	(2,760)
Goldman Sachs	Genesee & Wyoming, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	942	81,942	6,435
Goldman Sachs	Gentherm, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,564	57,530	(4,644)
Goldman Sachs	Gibraltar Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,271	51,521	1,897
Goldman Sachs	Gilead Sciences, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	265	17,194	(217)
Goldman Sachs	GNC Holdings, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,183	8,672	(1,229)
Goldman Sachs	GoDaddy, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	214	16,063	890
Goldman Sachs	Goldcorp, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7,166	81,832	4,788
Goldman Sachs	Golden Entertainment, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,974	42,011	(10,888)
Goldman Sachs	Graco, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,132	55,966	8,584
Goldman Sachs	Grand Canyon Education, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	23	2,630	502
Goldman Sachs	Graphic Packaging Holding Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,623	45,914	1,365
Goldman Sachs	Green Dot Corporation, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	83	5,022	(1,177)
Goldman Sachs	Groupon, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	10,969	38,867	653
Goldman Sachs	Guidewire Software, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	219	21,241	1,629
Goldman Sachs	Gulfport Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	8,301	66,447	(300)
Goldman Sachs	H&R Block, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,008	48,482	544
Goldman Sachs	Haemonetics Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	121	10,562	(1,325)
Goldman Sachs	Hanesbrands, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	945	16,873	4,295
Goldman Sachs	The Hanover Insurance Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	454	51,746	917
Goldman Sachs	Harley-Davidson, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	213	7,581	(192)
Goldman Sachs	Harmonic, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,192	17,271	1,694
Goldman Sachs	Harris Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	71	11,321	1,823
Goldman Sachs	Hasbro, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,109	94,259	1,426

Goldman Sachs	Healthcare Services Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	35	1,152	(280)
Goldman Sachs	HEICO Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4	379	68
Goldman Sachs	Herc Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,146	44,604	9,720
Goldman Sachs	Highwoods Properties, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	50	2,336	75
Goldman Sachs	Hillenbrand, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	397	16,458	1,293
Goldman Sachs	Horizon Pharma plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	507	13,379	2,595
Goldman Sachs	Hormel Foods Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	99	4,423	269
Goldman Sachs	HP, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,018	117,656	(7,122)
Goldman Sachs	Humana, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	215	57,192	783
Goldman Sachs	Huntsman Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	507	11,381	243
Goldman Sachs	IBERIABANK Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	232	16,733	452
Goldman Sachs	ICON plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	107	14,587	329
Goldman Sachs	ICU Medical, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	62	14,832	526
Goldman Sachs	IHS Markit Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,228	66,657	2,703
Goldman Sachs	Illinois Tool Works, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	681	98,250	6,992
Goldman Sachs	Illumina, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	83	25,740	1,109
Goldman Sachs	InfraREIT Inc,.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,982	147,878	1,256
Goldman Sachs	Ingersoll-Rand plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	22	2,370	58
Goldman Sachs	Ingredion, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	499	47,420	317
Goldman Sachs	Inogen, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	15	1,427	(690)
Goldman Sachs	Integer Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	763	57,433	(1,327)
Goldman Sachs	Integrated Device Technology, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	13,036	637,438	10,927
Goldman Sachs	International Game Technology plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,601	21,030	(2,999)
Goldman Sachs	International Paper Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,924	135,052	8,451
Goldman Sachs	International Speedway Corporation, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,245	54,299	690
Goldman Sachs	The Interpublic Group of Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	56	1,174	(15)
Goldman Sachs	InterXion Holding NV	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	64	4,264	777
Goldman Sachs	Intuitive Surgical, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	236	134,417	8,052
Goldman Sachs	ITT, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	185	10,740	1,673
Goldman Sachs	Jabil, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,664	70,695	4,733
Goldman Sachs	Jack Henry & Associates, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	692	95,834	4,445
Goldman Sachs	Jardine Lloyd Thompson Group plc	12/10/2025	Pay	0.350% + Sterling Overnight Index Average	Monthly	10,239	255,898	2,751
Goldman Sachs	Jetblue Airways Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,656	27,037	(1,853)
Goldman Sachs	Jones Lang Lasalle, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	48	7,388	897
Goldman Sachs	JPMorgan Chase & Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,796	181,473	(4,528)
Goldman Sachs	Juniper Networks, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	803	21,216	397
Goldman Sachs	KAR Auction Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	79	4,074	315
Goldman Sachs	Kemet Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	898	15,206	(1,944)

Goldman Sachs	Kennametal, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	786	28,829	(737)
Goldman Sachs	Keurig Dr Pepper Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,995	55,699	2,805
Goldman Sachs	The KeyW Holding Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,745	32,233	6,482
Goldman Sachs	Kilroy Realty Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,047	79,880	13,542
Goldman Sachs	Kinder Morgan, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,026	20,503	123
Goldman Sachs	KLA-Tencor Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	562	67,009	14,968
Goldman Sachs	Kohl's Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	142	9,802	132
Goldman Sachs	Koppers Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,847	73,836	6,427
Goldman Sachs	Kraton Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	490	15,744	3,095
Goldman Sachs	Lam Research Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	639	114,942	14,374
Goldman Sachs	Lancaster Colony Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	77	12,035	103
Goldman Sachs	Lannett Company, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,551	12,180	(1,443)
Goldman Sachs	Lantheus Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	737	18,018	5,728
Goldman Sachs	Lear Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	791	107,213	(5,345)
Goldman Sachs	Leggett & Platt, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	112	4,608	25
Goldman Sachs	Leidos Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	86	5,503	902
Goldman Sachs	Liberty Expedia Holdings, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	388	16,576	487
Goldman Sachs	Liberty Property Trust	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	119	5,808	70
Goldman Sachs	Life Storage, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	188	18,278	253
Goldman Sachs	Ligand Pharmaceuticals, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	1,380	143
Goldman Sachs	Lincoln Electric Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	569	47,910	2,409
Goldman Sachs	Lincoln National Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,307	76,586	5,995
Goldman Sachs	Littelfuse, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	188	34,239	(736)
Goldman Sachs	Live Nation Entertainment, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	959	60,837	9,471
Goldman Sachs	Lockheed Martin Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	924	277,201	4,666
Goldman Sachs	Loews Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,166	151,477	1,610
Goldman Sachs	Louisiana-Pacific Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,417	83,144	(2,084)
Goldman Sachs	LSC Communications, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,543	29,597	(6,338)
Goldman Sachs	Luxoft Holding, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,368	255,966	5,042
Goldman Sachs	M/I Homes, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	675	17,937	1,640
Goldman Sachs	The Macerich Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	372	16,094	(765)
Goldman Sachs	Macy's, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	626	15,250	(44)
Goldman Sachs	The Madison Square Garden Company, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	401	117,451	4,021
Goldman Sachs	Magna International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,494	72,662	(1,375)
Goldman Sachs	Mallinckrodt plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,724	37,415	(2,255)
Goldman Sachs	Mammoth Energy Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	745	12,372	(4,697)
Goldman Sachs	ManpowerGroup, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	13	1,073	107
Goldman Sachs	Manulife Financial Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,964	33,153	2,512

Goldman Sachs	Marsh & McLennan Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,860	174,602	2,805
Goldman Sachs	Match Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	73	4,125	410
Goldman Sachs	Maxim Integrated Products	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5	265	6
Goldman Sachs	MAXIMUS, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,561	181,430	569
Goldman Sachs	McKesson Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	52	6,150	128
Goldman Sachs	MDU Resources Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,772	124,168	2,315
Goldman Sachs	Medtronic plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	351	32,035	(16)
JP Morgan Securities	Mellanox Technologies Ltd.	12/2/2019	Pay	0.350% + 1 Month LIBOR USD	Monthly	962	113,724	23
JP Morgan Securities	Mellanox Technologies Ltd.	1/2/2020	Pay	0.350% + 1 Month LIBOR USD	Monthly	970	114,647	81
Goldman Sachs	Mellanox Technologies Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,494	531,138	(1,167)
Goldman Sachs	MercadoLibre, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	19	9,635	3,289
Goldman Sachs	Meridian Bioscience, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,027	18,053	1,061
Goldman Sachs	Meritor, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	778	15,807	2,347
Goldman Sachs	MetLife, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	65	2,766	(45)
Goldman Sachs	MGM Growth Properties LLC, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	66	2,155	149
Goldman Sachs	MGM Resorts International	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,413	61,794	(3,022)
Goldman Sachs	The Michaels Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,890	55,702	(18,592)
Goldman Sachs	Micron Technology, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	421	17,368	667
Goldman Sachs	Microsoft Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	51	6,005	547
Goldman Sachs	Mid-America Apartment Communities, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	99	10,804	477
Goldman Sachs	Milacron Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,535	51,226	(6,370)
Goldman Sachs	MKS Instruments, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	1,022	231
Goldman Sachs	Mohawk Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	140	17,627	(226)
Goldman Sachs	Molina Healthcare, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	20	2,834	147
Goldman Sachs	Molson Coors Brewing Company, Class B	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	216	12,859	(656)
Goldman Sachs	MongoDB, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	66	9,693	4,036
Goldman Sachs	Monolithic Power Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	69	9,359	336
Goldman Sachs	Moog, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	185	16,058	1,574
Goldman Sachs	MRC Global, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,711	64,768	12,473
Goldman Sachs	MSC Industrial Direct Company, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	147	12,141	(62)
Goldman Sachs	Nabors Industries Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	10,378	35,711	1,243
Goldman Sachs	National Instruments Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	63	2,794	21
Goldman Sachs	Navigant Consulting, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,184	61,852	(11,522)
Goldman Sachs	Navistar International Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	447	14,412	608
Goldman Sachs	Nelnet, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	995	54,692	970
Goldman Sachs	NetApp, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	110	7,615	1,111
Goldman Sachs	Netflix, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	163	58,010	691

Goldman Sachs	New Relic, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	768	75,766	104
Goldman Sachs	Newell Brands, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,512	23,159	(713)
Goldman Sachs	NewMarket Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	147	63,877	4,287
Goldman Sachs	News Corporation, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	277	3,467	149
Goldman Sachs	Nielsen Holdings plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,602	37,840	(3,590)
Goldman Sachs	Nightstar Therapeutics plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,900	98,774	490
Goldman Sachs	Nordson Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	153	20,251	184
Goldman Sachs	Nordstrom, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	402	17,819	(11)
Goldman Sachs	Northern Trust Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	224	21,702	1,345
Goldman Sachs	Northrop Grumman Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	268	72,220	180
Goldman Sachs	Nuance Communications, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,444	108,902	6,761
Goldman Sachs	Nucor Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,944	172,746	5,760
Goldman Sachs	NVIDIA Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	72	12,909	2,660
Goldman Sachs	Oasis Petroleum, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	12,253	73,864	(1,558)
Goldman Sachs	Occidental Petroleum Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	671	44,463	147
Goldman Sachs	Office Depot, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16,602	60,177	14,024
Goldman Sachs	OGE Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	55	2,368	56
Goldman Sachs	Ollie's Bargain Outlet Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	330	28,145	1,446
Goldman Sachs	Omnicom Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	764	55,780	(209)
Goldman Sachs	ON Semiconductor Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,003	61,673	9,828
Goldman Sachs	ONEOK, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	36	2,510	58
Goldman Sachs	Ophir Energy plc	12/10/2025	Pay	0.350% + Sterling Overnight Index Average	Monthly	22,825	17,126	735
Goldman Sachs	Owens-Illinois, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,177	41,253	573
Goldman Sachs	Oxford Immunotec Global plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5,347	91,965	6,164
Goldman Sachs	Pacific Biosciences of California, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	28,043	202,362	(1,511)
Goldman Sachs	Packaging Corporation of America	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	374	37,395	1,706
Goldman Sachs	Parker-Hannifin Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	343	58,763	5,045
Goldman Sachs	Park-Ohio Holdings Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	552	17,839	(417)
Goldman Sachs	Parsley Energy, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,468	28,281	1,191
Goldman Sachs	Party City Holdco, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	335	2,654	(691)
Goldman Sachs	Patterson Companies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,568	77,816	2,099
Goldman Sachs	PBF Energy, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	666	20,695	(2,338)
Goldman Sachs	PDC Energy, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	45	1,828	286
Goldman Sachs	PDL BioPharma, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	21,961	81,563	12,397
Goldman Sachs	Performance Food Group Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,416	95,613	13,503
Goldman Sachs	Pfizer, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,072	45,478	966
Goldman Sachs	Pitney Bowes, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,457	16,849	854
Goldman Sachs	Polaris Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	74	6,236	(70)

Goldman Sachs	Pool Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	574	94,549	4,612
Goldman Sachs	Post Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	170	18,567	2,279
Goldman Sachs	PPG Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	528	59,484	4,836
Goldman Sachs	PRA Health Sciences, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	60	6,605	(58)
Goldman Sachs	Premier, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	109	3,752	(290)
Goldman Sachs	Primerica, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	1,342	259
Goldman Sachs	Progress Software Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	791	35,042	6,605
Goldman Sachs	Prologis, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	485	34,851	458
Goldman Sachs	Proofpoint, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	465	56,386	15,266
Goldman Sachs	PTC, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	659	60,640	4,799
Goldman Sachs	PulteGroup, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	970	27,178	1,302
Goldman Sachs	PVH Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1	122	12
Goldman Sachs	Quad Graphics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,704	20,237	(2,338)
Goldman Sachs	Qualys, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	105	8,671	27
Goldman Sachs	Quanex Building Products Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,666	58,147	2,917
Goldman Sachs	Quanta Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	112	4,219	213
Goldman Sachs	Quantenna Communications, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,888	70,265	762
Goldman Sachs	Qurate Retail, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,622	41,790	(15,398)
Goldman Sachs	RadNet, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,793	46,894	(6,302)
Goldman Sachs	Raymond James Financial, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	287	23,078	(486)
Goldman Sachs	Reata Pharmaceuticals, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	591	50,417	(545)
Goldman Sachs	Red Hat, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,363	613,300	26,456
Goldman Sachs	Regal Beloit Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	208	17,059	2,287
Goldman Sachs	Regeneron Pharmaceuticals, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	350	143,532	1,786
Goldman Sachs	Regis Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,165	22,876	1,954
Goldman Sachs	Reinsurance Group of America, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	704	99,752	(670)
Goldman Sachs	Renewable Energy Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	661	14,481	(3,408)
Goldman Sachs	Republic Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,226	340,645	13,047
Goldman Sachs	Retrophin, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,460	55,570	3,112
Goldman Sachs	Rollins, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,268	52,681	3,986
Goldman Sachs	Ross Stores, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	641	59,616	715
Goldman Sachs	Royal Bank of Canada	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,476	337,822	(9,174)
Goldman Sachs	RPC Group plc	12/10/2025	Pay	0.350% + Sterling Overnight Index Average	Monthly	6,277	64,715	441
Goldman Sachs	RPM International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,707	98,984	3,811
Goldman Sachs	RR Donnelley & Sons Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,102	28,747	244
Goldman Sachs	Rush Enterprises, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,498	62,527	8,086
Goldman Sachs	SailPoint Technologies Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	66	1,892	(84)
Goldman Sachs	salesforce.com, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1	158	3

Goldman Sachs	Sally Beauty Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,167	21,445	885
Goldman Sachs	Science Applications Intenational Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	244	18,753	1,462
Goldman Sachs	Sealed Air Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,479	68,021	14,975
Goldman Sachs	Seattle Genetics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	20	1,462	(53)
Goldman Sachs	SEI Investments Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,044	106,617	11,094
Goldman Sachs	Sensata Technologies Holding plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	292	13,133	(786)
Goldman Sachs	The Sherwin-Williams Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4	1,722	44
Goldman Sachs	SIGA Technologies, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,182	13,086	(1,831)
Goldman Sachs	Signature Bank	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	38	4,864	68
Goldman Sachs	Silgan Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,850	54,730	9,923
Goldman Sachs	Silicon Laboratories, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	50	4,037	109
Goldman Sachs	Simon Property Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	64	11,411	271
Goldman Sachs	Skyworks Solutions, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	794	65,365	206
Goldman Sachs	Snap-On, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	138	21,588	(50)
Goldman Sachs	Sonic Automotive, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,158	17,232	(683)
Goldman Sachs	Southern Copper Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,189	86,718	12,392
Goldman Sachs	Southwestern Energy Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,845	18,002	1,993
Goldman Sachs	Spark Therapeutics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,051	346,786	464
Goldman Sachs	Spectrum Brands Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	529	28,921	(1,331)
Goldman Sachs	Spirit AeroSystems Holdings, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	246	22,496	396
Goldman Sachs	Splunk, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	7	872	22
Goldman Sachs	Sprint Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	59,140	333,427	(40,339)
Goldman Sachs	SS&C Technologies Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	503	32,027	985
Goldman Sachs	Stanley Black & Decker, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	87	11,825	278
Goldman Sachs	State Street Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	407	26,935	(999)
Goldman Sachs	Stericycle, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	105	5,706	1,706
Goldman Sachs	Sterling Construction Company, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,190	14,870	(19)
Goldman Sachs	Steven Madden Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	522	17,632	671
Goldman Sachs	Stewart Information Services Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,585	110,146	1,628
Goldman Sachs	Suncor Energy, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	689	22,302	(29)
Goldman Sachs	Synaptics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	252	10,000	862
Goldman Sachs	Sysco Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,440	162,762	1,109
Goldman Sachs	Tableau Software, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	49	6,225	143
Goldman Sachs	Tailored Brands, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,256	9,815	(6,782)
Goldman Sachs	Take-Two Interactive Software, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	46	4,332	(615)
Goldman Sachs	Tandem Diabetes Care, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	308	19,534	6,181
Goldman Sachs	Tanger Factory Outlet Centers, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,624	34,002	(2,363)
Goldman Sachs	Tapestry, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	524	17,167	(969)

Goldman Sachs	Targa Resources Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	271	11,237	(618)
Goldman Sachs	TD Ameritrade Holding Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,169	58,411	245
Goldman Sachs	TE Connectivity Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	321	25,871	(191)
Goldman Sachs	Team, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,623	28,354	2,858
Goldman Sachs	Tech Data Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	121	12,370	1,231
Goldman Sachs	TechnipFMC plc	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	360	8,498	342
Goldman Sachs	Teleflex, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	5	1,508	117
Goldman Sachs	Tenneco, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,985	43,879	(13,055)
Goldman Sachs	Teradata Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	269	11,737	(21)
Goldman Sachs	Teradyne, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	307	12,212	2,444
Goldman Sachs	Texas Instruments, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	359	38,012	2,986
Goldman Sachs	Textron, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	266	13,470	169
Goldman Sachs	Tidewater, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,370	31,722	726
Goldman Sachs	The Timken Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	109	4,746	265
Goldman Sachs	Titan Machinery, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,299	20,167	(5,489)
Goldman Sachs	TiVo Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,763	16,395	(2,482)
Goldman Sachs	Torchmark Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	39	3,190	(19)
Goldman Sachs	The Toro Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	30	2,069	260
Goldman Sachs	The Toronto-Dominion Bank	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,097	168,209	(2,363)
Goldman Sachs	Total System Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,650	251,659	5,168
Goldman Sachs	Tribune Media Company, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	12,984	597,953	6,661
Goldman Sachs	Trimble, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	41	1,653	97
Goldman Sachs	Trinity Industries, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,186	25,730	(1,328)
Goldman Sachs	TripAdvisor, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	9	463	3
Goldman Sachs	UBS Group AG - Reg	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,822	22,019	(1,611)
Goldman Sachs	UDR, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	878	39,874	614
Goldman Sachs	Unifi, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,130	21,828	(1,993)
Goldman Sachs	Unisys Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	781	9,096	(326)
Goldman Sachs	United Continental Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	79	6,278	(376)
Goldman Sachs	United Parcel Service, Inc., Class B	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,899	212,134	9,000
Goldman Sachs	United States Steel Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	697	13,557	(1,098)
Goldman Sachs	United Therapeutics Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	101	11,832	(115)
Goldman Sachs	UnitedHealth Group, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	668	165,106	1,146
Goldman Sachs	Universal Health Services, Inc., Class B	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	218	29,106	(257)
Goldman Sachs	U.S. Bancorp	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,156	298,822	2,729
Goldman Sachs	USG Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	16,583	716,780	3,894
Goldman Sachs	Valener, Inc.	12/10/2025	Pay	0.350% + Canadian Overnight Report Rate Average	Monthly	2,116	55,253	240
Goldman Sachs	Varex Imaging Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	529	17,897	4,534

Goldman Sachs	Varian Medical Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	58	8,205	571
Goldman Sachs	Vector Group, Ltd.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,498	37,672	144
Goldman Sachs	Verint Systems, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	545	32,576	7,388
Goldman Sachs	Vertex Pharmaceuticals, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	160	29,390	652
Goldman Sachs	VF Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	786	68,203	11,670
Goldman Sachs	Viacom, Inc., Class B	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,387	66,937	1,854
Goldman Sachs	Visa, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	31	4,834	659
Goldman Sachs	Visteon Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	244	16,404	1,125
Goldman Sachs	Vistra Energy Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	109	2,832	(55)
Goldman Sachs	VMware, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	65	11,730	(12)
Goldman Sachs	Vornado Realty Trust	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,038	204,798	1,480
Goldman Sachs	W&T Offshore, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,020	20,808	4,916
Goldman Sachs	Wabash National Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	4,271	57,757	(2,483)
Goldman Sachs	WABCO Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,978	260,832	782
Goldman Sachs	Walmart, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,544	346,223	(1,726)
Goldman Sachs	Waste Management, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	85	8,821	244
Goldman Sachs	Waters Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	238	59,820	3,123
Goldman Sachs	Watsco, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	226	32,304	(829)
Goldman Sachs	WellCare Health Plans, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,699	458,265	14,817
Goldman Sachs	Wells Fargo & Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,374	66,266	536
Goldman Sachs	WESCO International, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	84	4,444	(89)
Goldman Sachs	West Pharmaceutical Services, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	327	35,985	2,328
Goldman Sachs	The Western Union Company	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	3,620	66,734	9
Goldman Sachs	Westlake Chemical Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	754	51,061	(3,964)
Goldman Sachs	Wintrust Financial Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	114	7,660	(459)
Goldman Sachs	Wolverine World Wide, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,797	64,265	414
Goldman Sachs	World Wrestling Entertainment, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	11	953	32
Goldman Sachs	Worldpay, Inc., Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	6,954	788,736	35,292
Goldman Sachs	WPX Energy, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,655	21,657	839
Goldman Sachs	W.W. Grainger, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	42	12,519	(166)
Goldman Sachs	Wyndham Destinations, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	929	37,537	(3,577)
Goldman Sachs	Xerox Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,015	64,833	7,042
Goldman Sachs	Xperi Corporation	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	647	15,115	1,247
Goldman Sachs	XPO Logistics, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,318	70,686	(4,554)
Goldman Sachs	Xylem, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	45	3,551	442
Goldman Sachs	YRC Worldwide, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	1,770	11,817	(1,697)
Goldman Sachs	Zayo Group Holdings, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	2,053	58,249	7,363
Goldman Sachs	Zebra Technologies Corporation, Class A	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	92	19,247	3,472

Goldman Sachs	Zillow Group, Inc., Class C	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	141	4,889	(677)
Goldman Sachs	Zscaler, Inc.	12/10/2025	Pay	0.350% + U.S. Federal Funds Effective Rate	Monthly	36	2,550	751
SHORT EQUITY SWAP CONTRACTS
Goldman Sachs	22nd Century Group, Inc.	12/10/2025	Pay	-10.781% + U.S. Federal Funds Effective Rate	Monthly	(9,734)	(16,792)	5,540
Goldman Sachs	2U, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(810)	(57,305)	(1,667)
Goldman Sachs	3D Systems Corporation	12/10/2025	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(1,891)	(20,318)	1,567
Goldman Sachs	8X8, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(834)	(16,823)	(593)
Goldman Sachs	AAON, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(394)	(18,173)	(3,703)
Goldman Sachs	Aaron's, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(99)	(5,203)	127
Goldman Sachs	Abbott Laboratories	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(5,349)	(443)
Goldman Sachs	Abercrombie & Fitch Company, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(264)	(7,228)	(1,686)
Goldman Sachs	Acacia Communications, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(348)	(19,937)	(6,007)
Goldman Sachs	Acadia Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(95)	(2,548)	(400)
Goldman Sachs	Acceleron Pharma, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(2,883)	(249)
Goldman Sachs	Achillion Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(951)	(2,812)	(634)
Goldman Sachs	Addus HomeCare Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(245)	(15,556)	522
Goldman Sachs	Adient plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,083)	(26,940)	10,192
Goldman Sachs	Adobe Systems, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(5,057)	(701)
Goldman Sachs	Advanced Micro Devices, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(114)	(2,905)	(297)
Goldman Sachs	AECOM	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(591)	(17,507)	995
Goldman Sachs	Aerie Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(340)	(16,129)	(1,815)
Goldman Sachs	AES Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(307)	(17)
Goldman Sachs	Aflac, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(556)	(27,783)	76
Goldman Sachs	Agenus, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(820)	(2,432)	242
Goldman Sachs	Agilent Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(496)	(39,819)	(6,661)
Goldman Sachs	Agios Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3)	(202)	(40)
Goldman Sachs	AGNC Investment Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,158)	(21,022)	(615)
Goldman Sachs	Aircastle Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,416)	(48,829)	(1,420)
Goldman Sachs	Akamai Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(411)	(29,432)	(1,936)
Goldman Sachs	Akebia Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(364)	(2,977)	(248)
Goldman Sachs	Albemarle Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(10,607)	8
Goldman Sachs	Alder BioPharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(614)	(8,370)	(931)
Goldman Sachs	Alexandria Real Estate Equities, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9)	(1,290)	(51)
Goldman Sachs	Alexion Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(2,565)	(234)
Goldman Sachs	Align Technology, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(5,396)	(1,073)
Goldman Sachs	Allegheny Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(765)	(19,530)	1,025
Goldman Sachs	Allergan plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(206)	(30,119)	(849)
Goldman Sachs	Alliance Data Systems Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(4,368)	(62)

Goldman Sachs	Alliant Energy Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(190)	(8,948)	49
Goldman Sachs	The Allstate Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(85)	(8,003)	2
Goldman Sachs	Alnylam Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(305)	(28,465)	(3,522)
Goldman Sachs	Alphabet, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(92)	(108,155)	2,286
Goldman Sachs	Altria Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(19)	(2,190)	(1,152)
Goldman Sachs	AMC Entertainment Holdings, Class A	12/10/2025	Receive	-1.500% + U.S. Federal Funds Effective Rate	Monthly	(4,868)	(72,192)	(2,228)
Goldman Sachs	Amcor Ltd.	12/10/2025	Receive	-0.400% + RBA Interbank Overnight Cash Rate	Monthly	(15,427)	(162,364)	(21,796)
Goldman Sachs	AMERCO	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(22,293)	(491)
Goldman Sachs	American Eagle Outfitters, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(298)	(6,598)	(498)
Goldman Sachs	American Electric Power Company, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,100)	(92,005)	(11,672)
Goldman Sachs	American Homes 4 Rent, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(27)	(614)	(82)
Goldman Sachs	American International Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(769)	(33,089)	1,010
Goldman Sachs	American Outdoor Brands Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(246)	(2,293)	651
Goldman Sachs	American Tower Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(650)	(127,953)	(7,821)
Goldman Sachs	Ameriprise Financial, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(7,297)	79
Goldman Sachs	AmerisourceBergen Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(97)	(7,704)	(309)
Goldman Sachs	AMETEK, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,451)	(120,171)	(5,816)
Goldman Sachs	Amicus Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,536)	(20,863)	(3,096)
Goldman Sachs	Analog Devices, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(368)	(38,681)	132
Goldman Sachs	Anika Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(2,536)	564
Goldman Sachs	ANSYS, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(6,204)	(893)
Goldman Sachs	A.O. Smith Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(639)	(34,048)	(2,579)
Goldman Sachs	Apartment Investment & Mangement Company, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(430)	(21,602)	(706)
Goldman Sachs	Apple, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(498)	(94,494)	(5,395)
Goldman Sachs	Applied Materials, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(63)	(2,495)	(37)
Goldman Sachs	Applied Optoelectronics, Inc.	12/10/2025	Receive	-1.200% + U.S. Federal Funds Effective Rate	Monthly	(530)	(6,458)	1,728
Goldman Sachs	AptarGroup, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(128)	(13,613)	(216)
Goldman Sachs	Aptiv plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(257)	(20,401)	(2,470)
Goldman Sachs	Aqua America, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,333)	(84,977)	939
Goldman Sachs	AquaVenture Holdings Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,071)	(20,690)	1,831
Goldman Sachs	Aramark Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(925)	(27,292)	909
Goldman Sachs	Arch Capital Group Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,312)	(42,346)	(3,744)
Goldman Sachs	Archer-Daniels-Midland Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(501)	(21,582)	(477)
Goldman Sachs	Arconic, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,635)	(31,199)	(763)
Goldman Sachs	Arena Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(60)	(2,686)	127
Goldman Sachs	Ares Capital Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14,196)	(242,969)	(8,106)
Goldman Sachs	Arista Networks, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(3,455)	(941)
Goldman Sachs	Armstrong Flooring, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,120)	(15,210)	(395)

Goldman Sachs	ArQule, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(546)	(2,613)	(716)
Goldman Sachs	Array Biopharma, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,207)	(53,745)	(12,554)
Goldman Sachs	Arrow Electronics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(429)	(33,012)	(1,560)
Goldman Sachs	Arrowhead Pharmaceuticals, Inc.	12/10/2025	Receive	-0.398% + U.S. Federal Funds Effective Rate	Monthly	(124)	(2,273)	(409)
Goldman Sachs	Ascena Retail Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,855)	(4,148)	6,288
Goldman Sachs	Ashland Global Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(375)	(29,256)	(441)
Goldman Sachs	Aspen Technology, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(117)	(12,184)	(2,223)
Goldman Sachs	Assembly Biosciences, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(139)	(2,732)	326
Goldman Sachs	Assured Guaranty Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,371)	(105,264)	1,277
Goldman Sachs	Athene Holding Ltd., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,411)	(57,547)	(327)
Goldman Sachs	Atlantic Power Corporation	12/10/2025	Receive	-1.203% + U.S. Federal Funds Effective Rate	Monthly	(7,901)	(19,881)	35
Goldman Sachs	Atlassian Corporation plc, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(1,908)	(332)
Goldman Sachs	Atmos Energy Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(35)	(3,597)	(133)
Goldman Sachs	Audentes Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(2,924)	(1,064)
Goldman Sachs	Autonation, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(980)	(34,957)	1,004
Goldman Sachs	Avery Dennison Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(457)	(51,575)	(2,093)
Goldman Sachs	Axis Capital Holdings Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(67)	(3,692)	(156)
Goldman Sachs	AxoGen, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(977)	(20,552)	(4,425)
Goldman Sachs	Axon Enterprise, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(436)	(23,689)	(1,155)
Goldman Sachs	B&G Foods, Inc.	12/10/2025	Pay	-8.581% + U.S. Federal Funds Effective Rate	Monthly	(1,132)	(28,223)	1,972
Goldman Sachs	Badger Meter, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(272)	(15,114)	(1,645)
Goldman Sachs	Baker Hughes, a GE Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(786)	(21,759)	(2,509)
Goldman Sachs	Balchem Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(180)	(16,682)	(1,684)
Goldman Sachs	Ball Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,328)	(134,506)	(6,078)
Goldman Sachs	Bank of Montreal	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,075)	(80,313)	3,044
Goldman Sachs	Bank OZK	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(170)	(4,918)	694
Goldman Sachs	BankUnited, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(147)	(4,903)	(183)
Goldman Sachs	Barnes & Noble, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,239)	(6,715)	1,686
Goldman Sachs	Bausch Health Companies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,169)	(28,835)	(2,696)
Goldman Sachs	Baxter International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(786)	(63,958)	(6,766)
Goldman Sachs	BBX Capital Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,641)	(15,644)	559
Goldman Sachs	Beacon Roofing Supply, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,959)	108
Goldman Sachs	Biglari Holdings, Inc., Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(120)	(16,940)	(1,407)
Goldman Sachs	Bio-Rad Laboratories, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	(21,066)	(3,658)
Goldman Sachs	Bio-Techne Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(45,010)	(4,138)
Goldman Sachs	Black Hills Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(79)	(5,845)	(124)
Goldman Sachs	BlackLine, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(314)	(14,523)	112
Goldman Sachs	bluebird bio, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(170)	(26,717)	(7,398)

Goldman Sachs	BlueLinx Holdings, Inc.	12/10/2025	Receive	-1.591% + U.S. Federal Funds Effective Rate	Monthly	(900)	(23,954)	3,150
Goldman Sachs	The Boeing Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(104)	(39,659)	(748)
Goldman Sachs	Boingo Wireless, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(134)	(3,115)	79
Goldman Sachs	Booz Allen Hamilton Holdings Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(347)	(20,162)	(419)
Goldman Sachs	The Boston Beer Company, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(26,491)	(3,099)
Goldman Sachs	Box, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(947)	(18,258)	1,155
Goldman Sachs	Briggs & Stratton Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,399)	(16,717)	2,494
Goldman Sachs	Bristol-Myers Squibb Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,455)	(259,879)	17,662
Goldman Sachs	Brixmor Property Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,228)	(132,587)	(4,444)
Goldman Sachs	Broadcom, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(185)	(55,589)	(2,294)
Goldman Sachs	Brookdale Senior Living, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(9,970)	(65,504)	283
Goldman Sachs	Brookfield Asset Management, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(313)	(14,561)	(192)
Goldman Sachs	Brookfield Property REIT, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,003)	(40,982)	(1,284)
Goldman Sachs	Brooks Automation, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,119)	(62,065)	(5,102)
Goldman Sachs	Brown-Forman Corporation, Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,019)	(159,139)	(5,226)
Goldman Sachs	Brunswick Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(435)	(21,859)	1,072
Goldman Sachs	The Buckle, Inc.	12/10/2025	Pay	-4.328% + U.S. Federal Funds Effective Rate	Monthly	(350)	(6,542)	415
Goldman Sachs	Burlington Stores, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(442)	(69,142)	5,228
Goldman Sachs	Cable One, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(94)	(92,127)	(2,034)
Goldman Sachs	Cabot Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(2,452)	336
Goldman Sachs	CACI International, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(5,998)	(192)
Goldman Sachs	Cadence Design Systems, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(631)	(40,031)	(3,219)
Goldman Sachs	Caesars Entertainment Corporation	12/10/2025	Receive	-0.640% + U.S. Federal Funds Effective Rate	Monthly	(762)	(6,614)	104
Goldman Sachs	Caesarstone Ltd.	12/10/2025	Receive	-2.244% + U.S. Federal Funds Effective Rate	Monthly	(247)	(3,855)	182
Goldman Sachs	CalAmp Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,824)	(35,467)	3,730
Goldman Sachs	Callon Petroleum Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(883)	(6,656)	595
Goldman Sachs	Cal-Maine Foods, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(6,863)	(87)
Goldman Sachs	Campbell Soup Company	12/10/2025	Receive	-0.335% + U.S. Federal Funds Effective Rate	Monthly	(92)	(3,503)	(404)
Goldman Sachs	Canada Goose Holdings, Inc.	12/10/2025	Receive	-1.011% + U.S. Federal Funds Effective Rate	Monthly	(175)	(8,391)	(210)
Goldman Sachs	Canadian Natural Resources Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(322)	(8,933)	(145)
Goldman Sachs	Capital One Financial Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(419)	(34,177)	272
Goldman Sachs	Cara Therapeutics, Inc.	12/10/2025	Receive	-1.063% + U.S. Federal Funds Effective Rate	Monthly	(149)	(2,922)	(538)
Goldman Sachs	CareDx, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(2,361)	(413)
Goldman Sachs	Cargurus, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(4,601)	(676)
Goldman Sachs	Carlisle Companies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(3,428)	62
Goldman Sachs	Carnival Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,063)	(53,894)	6,190
Goldman Sachs	Carpenter Technology Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(468)	(21,424)	969
Goldman Sachs	Carriage Services, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,070)	(39,788)	283

Goldman Sachs	Carter's, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(315)	(31,707)	(3,498)
Goldman Sachs	Casella Waste Systems, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(455)	(16,159)	(2,213)
Goldman Sachs	Cass Information Systems, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(433)	(20,448)	1,915
Goldman Sachs	Castlight Health, Inc., Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(662)	(2,479)	129
Goldman Sachs	Catalyst Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(837)	(4,265)	(1,863)
Goldman Sachs	The Cato Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,749)	(26,160)	644
Goldman Sachs	Cavco Industries, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(13,844)	2,454
Goldman Sachs	CBIZ, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,120)	(22,635)	61
Goldman Sachs	CBRE Group Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(71)	(3,506)	(235)
Goldman Sachs	CBS Corporation, Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(260)	(12,583)	476
Goldman Sachs	Centene Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,937)	(209,038)	(4,468)
Goldman Sachs	Century Aluminum Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,442)	(21,653)	(278)
Goldman Sachs	Cerus Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,375)	(14,776)	(1,316)
Goldman Sachs	Charter Communications, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(43)	(14,895)	(70)
Goldman Sachs	Chase Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(166)	(15,338)	760
Goldman Sachs	Check Point Software Technologies Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(374)	(47,277)	(40)
Goldman Sachs	Chegg, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(581)	(22,121)	(4,354)
Goldman Sachs	ChemoCentryx, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(251)	(3,482)	(598)
Goldman Sachs	Chesapeake Energy Corporation	12/10/2025	Receive	-0.700% + U.S. Federal Funds Effective Rate	Monthly	(28,273)	(87,541)	1,521
Goldman Sachs	Chevron Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(914)	(112,419)	(59)
Goldman Sachs	Chipotle Mexican Grill, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(44,006)	(6,704)
Goldman Sachs	Chubb Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,500)	(348,917)	(6,801)
Goldman Sachs	Cimarex Energy Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(156)	(10,889)	(537)
Goldman Sachs	Cincinnati Bell, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(294)	(2,801)	(16)
Goldman Sachs	Cincinnati Financial Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(568)	(49,487)	(6,575)
Goldman Sachs	Cinemark Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,350)	(53,911)	(3,143)
Goldman Sachs	Circor International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(544)	(17,715)	(4,565)
Goldman Sachs	Citigroup, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(3,417)	97
Goldman Sachs	Clarus Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,305)	(16,693)	(742)
Goldman Sachs	Clean Energy Fuels Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,062)	(3,279)	(1,297)
Goldman Sachs	Clean Harbors, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(3,143)	(135)
Goldman Sachs	Clearwater Paper Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(814)	(15,817)	10,844
Goldman Sachs	Clearway Energy, Inc., Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,463)	(22,075)	(1,146)
Goldman Sachs	Coca-Cola Consolidated, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(66)	(18,977)	(5,891)
Goldman Sachs	Coca-Cola European Partners plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(995)	(51,465)	(1,118)
Goldman Sachs	Coeur Mining, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,008)	(32,616)	5,058
Goldman Sachs	Cognex Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(536)	(27,225)	(3,348)
Goldman Sachs	Coherent, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(82)	(11,606)	(1,362)

Goldman Sachs	Coherus Biosciences, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(172)	(2,343)	9
Goldman Sachs	Cohu, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,968)	(29,323)	4,298
Goldman Sachs	Collegium Pharmaceutical, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(154)	(2,328)	(12)
Goldman Sachs	Columbia Sportswear Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(202)	(21,016)	(2,205)
Goldman Sachs	Comerica, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(62)	(4,644)	766
Goldman Sachs	Commercial Metals Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,775)	(30,274)	(1,697)
Goldman Sachs	CommScope Holding Company, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(401)	(8,711)	(359)
Goldman Sachs	Community Health Systems, Inc.	12/10/2025	Receive	-0.460% + U.S. Federal Funds Effective Rate	Monthly	(2,930)	(10,924)	1,440
Goldman Sachs	Compass Minerals International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(402)	(21,826)	(1,133)
Goldman Sachs	Concert Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(183)	(2,205)	402
Goldman Sachs	Conn's, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(342)	(7,808)	(999)
Goldman Sachs	Continental Resources, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(6,124)	151
Goldman Sachs	Copa Holdings SA, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(14)	(1,127)	40
Goldman Sachs	Corbus Pharmaceuticals Holdings, Inc.	12/10/2025	Pay	-5.379% + U.S. Federal Funds Effective Rate	Monthly	(908)	(6,311)	479
Goldman Sachs	Corcept Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(591)	(6,928)	239
Goldman Sachs	CoreSite Realty Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(33)	(3,563)	(208)
Goldman Sachs	Costamare, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,480)	(23,263)	(1,044)
Goldman Sachs	CoStar Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(15,839)	(2,708)
Goldman Sachs	Costco Wholesale Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(319)	(77,188)	(2,021)
Goldman Sachs	Coupa Software, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(252)	(22,902)	(6,485)
Goldman Sachs	Cree, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(686)	(32)
Goldman Sachs	Cryoport, Inc.	12/10/2025	Pay	-5.263% + U.S. Federal Funds Effective Rate	Monthly	(1,595)	(20,603)	(5,577)
Goldman Sachs	CSX Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,070)	(154,658)	(7,670)
Goldman Sachs	Cummins, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(237)	(37,375)	210
Goldman Sachs	CVR Energy, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,191)	(90,139)	(2,781)
Goldman Sachs	CVS Health Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,522)	(81,923)	24,058
Goldman Sachs	CymaBay Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(3,011)	(915)
Goldman Sachs	Cypress Semiconductor Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,842)	(27,647)	(1,828)
Goldman Sachs	Cytokinetics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(372)	(3,005)	(276)
Goldman Sachs	CytomX Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(245)	(2,630)	(24)
Goldman Sachs	Danaher Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(365)	(48,194)	(11,380)
Goldman Sachs	Darden Restaurants, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(1,941)	(214)
Goldman Sachs	Deckers Outdoor Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(293)	(43,037)	(3,535)
Goldman Sachs	Delek U.S. Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(496)	(18,040)	(1,766)
Goldman Sachs	Delta Air Lines, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(625)	(32,260)	(451)
Goldman Sachs	Denbury Resources, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18,599)	(38,067)	2,500
Goldman Sachs	Dermira, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,120)	(28,697)	(9,123)
Goldman Sachs	DHT Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,457)	(37,663)	(363)

Goldman Sachs	Diamond Offshore Drilling, Inc.	12/10/2025	Receive	-0.450% + U.S. Federal Funds Effective Rate	Monthly	(2,843)	(29,779)	421
Goldman Sachs	Diamondback Energy, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(77)	(7,806)	310
Goldman Sachs	Dicerna Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(195)	(2,854)	(785)
Goldman Sachs	Dick's Sporting Goods, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,220)	(44,850)	1,623
Goldman Sachs	Digimarc Corporation	12/10/2025	Receive	-1.966% + U.S. Federal Funds Effective Rate	Monthly	(526)	(16,503)	(709)
Goldman Sachs	Digital Realty Trust, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(545)	(64,760)	(944)
Goldman Sachs	Diplomat Pharmacy, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,978)	(17,255)	14,419
Goldman Sachs	Discover Financial Services, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(640)	(45,479)	(3,254)
Goldman Sachs	DISH Network Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(670)	(21,202)	(840)
Goldman Sachs	DistributionNOW, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,093)	(15,237)	(1,313)
Goldman Sachs	DMC Global, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(81)	(4,017)	(248)
Goldman Sachs	Dominion Energy, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(928)	(71,036)	(1,266)
Goldman Sachs	DowDuPont, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(114)	(6,070)	135
Goldman Sachs	Dril-Quip, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(495)	(22,668)	(4,120)
Goldman Sachs	DTE Energy Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(7,154)	(108)
Goldman Sachs	Duluth Holdings, Inc., Class B	12/10/2025	Receive	-2.271% + U.S. Federal Funds Effective Rate	Monthly	(226)	(5,387)	50
Goldman Sachs	DXC Technology Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7)	(451)	(49)
Goldman Sachs	Eagle Materials, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,053)	(88,664)	(5,435)
Goldman Sachs	Earthstone Energy, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,111)	(7,856)	(1,513)
Goldman Sachs	eBay, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,179)	(80,824)	(11,103)
Goldman Sachs	Ebix, Inc.	12/10/2025	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(126)	(6,212)	(483)
Goldman Sachs	Ecolab, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(17,323)	(1,789)
Goldman Sachs	Edwards Lifesciences Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(186)	(35,541)	(4,226)
Goldman Sachs	Eldorado Resorts, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,845)	(86,031)	(10,755)
Goldman Sachs	Eli Lilly & Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,307)	(299,254)	538
Goldman Sachs	EMCOR Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(120)	(8,742)	62
Goldman Sachs	Emergent BioSolutions, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(112)	(5,656)	(164)
Goldman Sachs	Encana Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,773)	(48,970)	(4,403)
Goldman Sachs	Endo International plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,189)	(17,546)	3,807
Goldman Sachs	Energizer Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(830)	(37,233)	1,996
Goldman Sachs	Energy Fuels, Inc.	12/10/2025	Pay	-8.840% + U.S. Federal Funds Effective Rate	Monthly	(11,686)	(39,077)	(4,663)
Goldman Sachs	EnerSys	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(53)	(3,446)	1,238
Goldman Sachs	Enphase Energy, Inc.	12/10/2025	Pay	-8.334% + U.S. Federal Funds Effective Rate	Monthly	(940)	(8,720)	(1,348)
Goldman Sachs	Entegris, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(891)	(165)
Goldman Sachs	Entercom Communications, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,497)	(18,332)	6,490
Goldman Sachs	Entergy Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6)	(573)	(14)
Goldman Sachs	EPAM Systems, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(332)	(56,076)	(6,048)
Goldman Sachs	Epizyme, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(207)	(2,561)	(235)

Goldman Sachs	Equinix, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(22)	(9,958)	(542)
Goldman Sachs	Eros International plc	12/10/2025	Pay	-3.630% + U.S. Federal Funds Effective Rate	Monthly	(2,466)	(22,544)	1,146
Goldman Sachs	Esperion Therapeutics, Inc.	12/10/2025	Receive	-0.809% + U.S. Federal Funds Effective Rate	Monthly	(145)	(5,814)	497
Goldman Sachs	The Estee Lauder Companies, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(2,810)	(173)
Goldman Sachs	Euronet Worldwide, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(75)	(10,682)	(2,183)
Goldman Sachs	Everbridge, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(226)	(16,931)	(2,852)
Goldman Sachs	Evercore, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(48)	(4,362)	(522)
Goldman Sachs	Evolent Health, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,224)	(15,372)	1,950
Goldman Sachs	Express, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,287)	(5,498)	1,651
Goldman Sachs	Extra Space Storage, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(587)	(59,736)	(2,495)
Goldman Sachs	Exxon Mobil Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(79)	(6,375)	(54)
Goldman Sachs	Factset Research Systems, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(358)	(88,755)	(3,761)
Goldman Sachs	Fair Isaac Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(212)	(57,509)	(4,848)
Goldman Sachs	Farmer Brosthers Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(678)	(13,542)	2,901
Goldman Sachs	FARO Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(355)	(15,582)	(269)
Goldman Sachs	Fastenal Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(81)	(5,203)	(960)
Goldman Sachs	Fate Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(148)	(2,597)	(419)
Goldman Sachs	Federated Investors, Inc., Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,300)	(67,315)	(479)
Goldman Sachs	Fiat Chrysler Automobiles NV	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(411)	(6,094)	145
Goldman Sachs	FibroGen, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(59)	(3,203)	(445)
Goldman Sachs	Fidelity National Financial, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,779)	(64,944)	(5,294)
Goldman Sachs	Fidelity National Information Services, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,643)	(751,046)	(22,833)
Goldman Sachs	First American Financial Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(682)	(35,076)	(3,906)
Goldman Sachs	First Hawaiian, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(76)	(1,977)	(174)
Goldman Sachs	First Republic Bank	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(103)	(10,331)	499
Goldman Sachs	First Solar, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(791)	(41,740)	(3,645)
Goldman Sachs	FirstEnergy Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(395)	(16,412)	(334)
JP Morgan Securities	Fiserv, Inc.	1/2/2020	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(4,203)	(370,703)	(70,619)
JP Morgan Securities	Fiserv, Inc.	12/10/2025	Receive	-0.550% + 1 Month LIBOR USD	Monthly	(5,228)	(461,047)	(65,145)
Goldman Sachs	Five Below, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(372)	(46,208)	(1,857)
Goldman Sachs	FleetCor Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(664)	(163,535)	(9,884)
Goldman Sachs	Flexion Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,804)	(22,474)	2,532
Goldman Sachs	Floor & Decor Holdings, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(90)	(3,706)	(1,072)
Goldman Sachs	Flowserve Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(407)	(18,425)	(2,255)
Goldman Sachs	Fluidigm Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,397)	(18,548)	(6,209)
Goldman Sachs	Fluor Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(420)	(15,604)	(467)
Goldman Sachs	Ford Motor Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,456)	(21,532)	(352)

Goldman Sachs	Forrester Research, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(326)	(15,741)	(1,511)
Goldman Sachs	Fortinet, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(219)	(18,363)	(416)
Goldman Sachs	Forum Energy Technologies Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,527)	(17,995)	1,038
Goldman Sachs	Fossil Group, Inc.	12/10/2025	Receive	-0.513% + U.S. Federal Funds Effective Rate	Monthly	(453)	(6,206)	1,034
Goldman Sachs	Fox Factory Holding Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(252)	(17,589)	(2,153)
Goldman Sachs	Franklin Covey Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(612)	(15,459)	729
Goldman Sachs	Frank's International NV	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,531)	(15,694)	(33)
Goldman Sachs	Fresh Del Monte Produce, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(795)	(21,457)	49
Goldman Sachs	Freshpet, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(398)	(16,810)	(2,681)
Goldman Sachs	Frontline Ltd.	12/10/2025	Pay	-6.047% + U.S. Federal Funds Effective Rate	Monthly	(2,796)	(18,107)	(3,507)
Goldman Sachs	Garmin Limited	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(168)	(14,491)	(3,708)
Goldman Sachs	GasLog Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,710)	(151,844)	3,921
Goldman Sachs	GATX Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(685)	(52,235)	215
Goldman Sachs	General Electric Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(18,436)	(184,105)	(5,614)
Goldman Sachs	General Mills, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(240)	(12,266)	(970)
Goldman Sachs	General Motors Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(336)	(12,446)	675
Goldman Sachs	Genmark Diagnostics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,464)	(17,447)	(2,053)
Goldman Sachs	Gentex Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(967)	(19,968)	(222)
Goldman Sachs	Genuine Parts Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,190)	(134,039)	(8,168)
Goldman Sachs	Geron Corporation	12/10/2025	Receive	-2.109% + U.S. Federal Funds Effective Rate	Monthly	(1,705)	(2,830)	(280)
Goldman Sachs	Glaukos Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(36)	(2,818)	(404)
Goldman Sachs	Global Blood Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(48)	(2,537)	(158)
Goldman Sachs	Global Payments, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,880)	(256,291)	(10,785)
Goldman Sachs	Globus Medical, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(647)	(31,948)	(2,099)
Goldman Sachs	Golar LNG Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,766)	(37,511)	1,884
Goldman Sachs	The Goodyear Tire & Rubber Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,295)	(59,701)	9,494
Goldman Sachs	GoPro, Inc., Class A	12/10/2025	Receive	-1.354% + U.S. Federal Funds Effective Rate	Monthly	(1,280)	(8,315)	(2,072)
Goldman Sachs	Gray Television, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,713)	(121,872)	(16,090)
Goldman Sachs	Great Lakes Dredge & Dock Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,403)	(39,184)	(7,853)
Goldman Sachs	Green Plains, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,366)	(39,416)	(6,516)
Goldman Sachs	Greif, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(535)	(22,272)	(869)
Goldman Sachs	Griffon Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,596)	(103,319)	(39,481)
Goldman Sachs	Halliburton Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(712)	(20,828)	1,458
Goldman Sachs	The Hartford Financial Services Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(646)	(11)
Goldman Sachs	Hawaiian Electric Industries, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(543)	(22,108)	(1,959)
Goldman Sachs	Haynes International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,111)	(36,419)	748
Goldman Sachs	Healthcare Trust of America, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(1,742)	(173)
Goldman Sachs	HealthEquity, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(142)	(10,494)	(2,898)

Goldman Sachs	Hecla Mining Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,807)	(20,248)	1,229
Goldman Sachs	Heidrick & Struggles International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(3,750)	440
Goldman Sachs	Helen of Troy Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(758)	(87,858)	(1,444)
Goldman Sachs	Helix Energy Solutions Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,897)	(22,885)	(2,863)
Goldman Sachs	Henry Schein, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(754)	(45,256)	(318)
Goldman Sachs	Herbalife Nutrition Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(133)	(7,036)	784
Goldman Sachs	Heron Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(800)	(19,520)	2,240
Goldman Sachs	Hertz Global Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(505)	(8,757)	1,391
Goldman Sachs	Hess Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(885)	(53,230)	(4,062)
Goldman Sachs	Hibbett Sports, Inc.	12/10/2025	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(429)	(9,775)	(2,726)
Goldman Sachs	Hilton Grand Vacations, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(288)	(8,873)	(913)
Goldman Sachs	Hilton Worldwide Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,926)	(159,826)	3,367
Goldman Sachs	Hologic, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(884)	(42,724)	(1,310)
Goldman Sachs	Host Hotels & Resorts, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(498)	(9,498)	(48)
Goldman Sachs	Hostess Brands, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,756)	(21,920)	(1,571)
Goldman Sachs	Houghton Mifflin Harcourt Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,994)	(14,466)	6,132
Goldman Sachs	Hubbell, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(66)	(7,779)	(266)
Goldman Sachs	Hudson Pacific Properties, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,639)	(56,335)	(3,059)
Goldman Sachs	Huntington Bancshares, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(626)	(8,014)	(233)
Goldman Sachs	Hyatt Hotels Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(168)	(12,187)	140
Goldman Sachs	IAC/InterActiveCorp	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2)	(420)	(20)
Goldman Sachs	Ichor Holdings, Ltd.	12/10/2025	Receive	-1.572% + U.S. Federal Funds Effective Rate	Monthly	(283)	(6,384)	(1,237)
Goldman Sachs	IDACORP, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(72)	(7,157)	(136)
Goldman Sachs	II-VI, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,513)	(130,654)	(16,995)
Goldman Sachs	Immunogen, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,077)	(2,915)	(181)
Goldman Sachs	Immunomedics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(587)	(11,264)	(2,898)
Goldman Sachs	Impinj, Inc.	12/10/2025	Pay	-7.027% + U.S. Federal Funds Effective Rate	Monthly	(1,334)	(22,435)	(226)
Goldman Sachs	Infinera Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,009)	(26,040)	(16)
Goldman Sachs	Innoviva, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(446)	(6,246)	1,700
Goldman Sachs	Insmed, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(611)	(17,735)	76
Goldman Sachs	Installed Building Products, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(347)	(16,805)	(561)
Goldman Sachs	Insulet Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(110)	(10,446)	(877)
Goldman Sachs	Intellia Therapeutics, Inc.	12/10/2025	Receive	-0.387% + U.S. Federal Funds Effective Rate	Monthly	(465)	(7,932)	(1,284)
Goldman Sachs	Intelsat SA	12/10/2025	Receive	-1.443% + U.S. Federal Funds Effective Rate	Monthly	(117)	(1,829)	648
Goldman Sachs	Interactive Brokers Group, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(797)	(41,283)	2,385
Goldman Sachs	International Business Machines Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(488)	(68,769)	(10,022)
Goldman Sachs	International Seaways, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,152)	(36,828)	1,704
Goldman Sachs	Intrepid Potash, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10,083)	(38,166)	(5,546)

Goldman Sachs	Intrexon Corporation	12/10/2025	Receive	-1.613% + U.S. Federal Funds Effective Rate	Monthly	(1,387)	(7,288)	1,513
Goldman Sachs	Intuit, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(4,438)	(429)
Goldman Sachs	Invacare Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(308)	(2,574)	337
Goldman Sachs	Invitae Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(116)	(2,714)	(1,027)
Goldman Sachs	Ionis Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(4,946)	(1,193)
Goldman Sachs	Iovance Biotherapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(256)	(2,431)	110
Goldman Sachs	IPG Photonics Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(251)	(38,031)	(3,736)
Goldman Sachs	iRhythm Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(167)	(12,500)	(341)
Goldman Sachs	Iridium Communications, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,569)	(67,851)	(18,437)
Goldman Sachs	iRobot Corporation	12/10/2025	Receive	-0.913% + U.S. Federal Funds Effective Rate	Monthly	(50)	(5,878)	(1,599)
Goldman Sachs	J2 Global, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(442)	(38,224)	(2,472)
Goldman Sachs	Jacobs Engineering Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,092)	(81,998)	(8,960)
Goldman Sachs	Janus Henderson Group plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(928)	(23,173)	(162)
Goldman Sachs	Jazz Pharmaceuticals plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(98)	(13,992)	(677)
Goldman Sachs	J.B. Hunt Transport Services, Inc.	12/10/2025	Receive	-0.260% + U.S. Federal Funds Effective Rate	Monthly	(566)	(57,421)	(482)
Goldman Sachs	J.C. Penney Company, Inc.	12/10/2025	Pay	-10.450% + U.S. Federal Funds Effective Rate	Monthly	(32,854)	(49,506)	(7,236)
Goldman Sachs	The J.M. Smucker Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,024)	(235,699)	(8,333)
Goldman Sachs	Johnson Controls International plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,924)	(71,036)	(1,146)
Goldman Sachs	Kadmon Holdings, Inc.	12/10/2025	Receive	-0.740% + U.S. Federal Funds Effective Rate	Monthly	(13,214)	(34,869)	(4,773)
Goldman Sachs	Kansas City Southern	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(914)	(106,232)	(4,312)
Goldman Sachs	KBR, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(912)	(17,486)	(1,407)
Goldman Sachs	Kellogg Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(55)	(3,151)	(56)
Goldman Sachs	Keysight Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(261)	(22,728)	(1,648)
Goldman Sachs	Kimball Electronics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,351)	(20,895)	291
Goldman Sachs	Kimberly-Clark Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(17,802)	232
Goldman Sachs	Kindred Biosciences, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,493)	(13,668)	1,922
Goldman Sachs	The Kraft Heinz Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(659)	(21,508)	(52)
Goldman Sachs	Kratos Defense & Security Solutions, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(974)	(15,203)	(1,675)
Goldman Sachs	The Kroger Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,629)	(64,560)	11,516
Goldman Sachs	Kronos Worldwide, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(447)	(6,259)	(679)
Goldman Sachs	Laboratory Corporation of America Holdings	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(54)	(8,258)	66
Goldman Sachs	Landstar System, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(191)	(20,878)	310
Goldman Sachs	Las Vegas Sands Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(1,218)	(108)
Goldman Sachs	Legg Mason, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(383)	(10,598)	(314)
Goldman Sachs	Lendingtree, Inc.	12/10/2025	Receive	-0.401% + U.S. Federal Funds Effective Rate	Monthly	(17)	(5,971)	(1,962)
Goldman Sachs	Lennar Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(450)	(22,059)	(967)
Goldman Sachs	LGI Homes, Inc.	12/10/2025	Receive	-1.056% + U.S. Federal Funds Effective Rate	Monthly	(509)	(30,620)	(2,121)
Goldman Sachs	LHC Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(237)	(26,241)	(3,591)

Goldman Sachs	Liberty Media Corporation - Liberty Braves, Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(757)	(20,991)	(202)
Goldman Sachs	Liberty Media Corporation - Liberty Formula One, Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,048)	(36,683)	(3,620)
Goldman Sachs	Liberty Media Corporation - Sirius XM, Class C	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(513)	(19,586)	967
Goldman Sachs	Liberty TripAdvisor Holdings, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(198)	(2,805)	442
Goldman Sachs	Limoneira Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(912)	(21,429)	(1,078)
Goldman Sachs	Lindsay Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(197)	(19,040)	(712)
Goldman Sachs	LivaNova plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(206)	(20,005)	(907)
Goldman Sachs	LiveRamp Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(342)	(18,642)	(4,611)
Goldman Sachs	LKQ Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,072)	(172,266)	860
Goldman Sachs	LogMeIn, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(91)	(7,287)	(60)
Goldman Sachs	Lowe's Companies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,293)	(250,942)	(7,222)
Goldman Sachs	LPL Financial Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(360)	(25,065)	(379)
Goldman Sachs	Lumber Liquidators Holdings, Inc.	12/10/2025	Receive	-0.818% + U.S. Federal Funds Effective Rate	Monthly	(2,330)	(23,497)	1,822
Goldman Sachs	Lumentum Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,437)	(81,139)	(8,155)
Goldman Sachs	LyondellBasell Industries NV	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(141)	(11,842)	818
Goldman Sachs	M&T Bank Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(481)	(75,415)	6,484
Goldman Sachs	MACOM Technology Solutions Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,475)	(57,967)	9,231
Goldman Sachs	Madrigal Pharmaceuticals, Inc.	12/10/2025	Receive	-0.737% + U.S. Federal Funds Effective Rate	Monthly	(17)	(2,126)	217
Goldman Sachs	Magellan Health, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(312)	(20,537)	(619)
Goldman Sachs	MannKind Corporation	12/10/2025	Pay	-6.039% + U.S. Federal Funds Effective Rate	Monthly	(9,193)	(18,181)	(2,682)
Goldman Sachs	Marathon Petroleum Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(142)	(8,493)	343
Goldman Sachs	MarketAxess Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,054)	(258,996)	(6,217)
Goldman Sachs	Marriott International, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(810)	(101,233)	1,232
Goldman Sachs	Marriott Vacations Worldwide Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(247)	(23,067)	(4,455)
Goldman Sachs	Marten Transport Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(870)	(15,491)	(1,059)
Goldman Sachs	Martin Marietta Materials, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,150)	(231,048)	(4,431)
Goldman Sachs	Marvell Technology Group Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(995)	(19,761)	319
Goldman Sachs	Matador Resources Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,726)	(52,619)	(2,842)
Goldman Sachs	Maxar Technologies, Inc.	12/10/2025	Receive	-0.400% + U.S. Federal Funds Effective Rate	Monthly	(3,162)	(12,685)	6,079
Goldman Sachs	McCormick & Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(394)	(59,297)	(4,293)
Goldman Sachs	McDermott International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,368)	(25,017)	2,399
Goldman Sachs	Medical Properties Trust, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(6,116)	(114,573)	(5,143)
Goldman Sachs	The Medicines Company	12/10/2025	Receive	-0.456% + U.S. Federal Funds Effective Rate	Monthly	(1,732)	(48,356)	(10,825)
Goldman Sachs	MediciNova, Inc.	12/10/2025	Pay	-3.553% + U.S. Federal Funds Effective Rate	Monthly	(282)	(2,338)	134
Goldman Sachs	Medidata Solutions, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(5,704)	67
Goldman Sachs	Medifast, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(20)	(2,562)	(6)

Goldman Sachs	MEDNAX, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(149)	(4,047)	217
Goldman Sachs	The Meet Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(432)	(2,169)	313
Goldman Sachs	Meredith Corporation	12/10/2025	Receive	-0.542% + U.S. Federal Funds Effective Rate	Monthly	(1,273)	(70,246)	3,047
Goldman Sachs	Meritage Homes Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(491)	(21,922)	(1,117)
Goldman Sachs	Mesa Laboratories, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(68)	(15,653)	(1,462)
Goldman Sachs	Methanex Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(224)	(12,719)	(809)
Goldman Sachs	Mettler-Toledo International Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(105)	(75,891)	(1,573)
Goldman Sachs	MGP Ingredients, Inc.	12/10/2025	Receive	-0.738% + U.S. Federal Funds Effective Rate	Monthly	(83)	(6,396)	(1,543)
Goldman Sachs	Microchip Technology, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(4,059)	(74)
Goldman Sachs	The Middleby Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(862)	(111,952)	(5,077)
Goldman Sachs	Mirati Therapeutics, Inc.	12/10/2025	Receive	-0.355% + U.S. Federal Funds Effective Rate	Monthly	(35)	(2,562)	(149)
Goldman Sachs	Momenta Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(198)	(2,873)	(442)
Goldman Sachs	Mondelez International, Inc., Class A	12/10/2025	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,740)	(87,286)	(1,326)
Goldman Sachs	Monro, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(443)	(38,284)	(3,136)
Goldman Sachs	The Mosaic Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(100)	(2,726)	468
Goldman Sachs	Motorcar Parts of America, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(301)	(5,671)	131
Goldman Sachs	MSCI, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(795)	(157,852)	(6,617)
Goldman Sachs	Mueller Water Products, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,398)	(24,043)	(1,933)
Goldman Sachs	Murphy Oil Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(137)	(4,009)	(440)
Goldman Sachs	Murphy USA, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(219)	(18,733)	(1,183)
Goldman Sachs	Myers Industries, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(887)	(15,275)	(1,235)
Goldman Sachs	Myriad Genetics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(261)	(8,654)	(860)
Goldman Sachs	Nasdaq, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,545)	(135,122)	(4,191)
Goldman Sachs	Natera, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(3,110)	(885)
Goldman Sachs	National Beverage Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(192)	(11,066)	2,055
Goldman Sachs	National Fuel Gas Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,022)	(62,649)	(4,827)
Goldman Sachs	National Oilwell Varco, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(767)	(20,410)	(161)
Goldman Sachs	National Retail Properties, Inc.	12/10/2025	Receive	-0.260% + U.S. Federal Funds Effective Rate	Monthly	(74)	(4,099)	12
Goldman Sachs	Nektar Therapeutics	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(88)	(2,951)	770
Goldman Sachs	NeoGenomics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(842)	(17,206)	(3,208)
Goldman Sachs	NeoPhotonics Corporation	12/10/2025	Receive	-0.410% + U.S. Federal Funds Effective Rate	Monthly	(2,279)	(14,314)	1,868
Goldman Sachs	Nevro Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(49)	(3,060)	(755)
Goldman Sachs	The New York Times Company, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,510)	(82,362)	(16,327)
Goldman Sachs	Newmont Mining Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,407)	(157,414)	(5,628)
Goldman Sachs	NN, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,144)	(30,987)	3,869
Goldman Sachs	Noble Corporation plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(7,081)	(20,288)	2,481
Goldman Sachs	Nordic American Tankers Ltd.	12/10/2025	Pay	-2.723% + U.S. Federal Funds Effective Rate	Monthly	(21,303)	(43,059)	1,032
Goldman Sachs	Norfolk Southern Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(58)	(10,825)	(1,359)

Goldman Sachs	Northern Oil and Gas, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12,746)	(34,872)	(231)
Goldman Sachs	Norwegian Cruise Line Holdings Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(132)	(7,246)	(1,476)
Goldman Sachs	Novavax, Inc.	12/10/2025	Pay	-5.797% + U.S. Federal Funds Effective Rate	Monthly	(4,322)	(2,376)	1,716
Goldman Sachs	NRG Energy, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,117)	(47,384)	(2,818)
Goldman Sachs	NuVasive, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(96)	(5,445)	(1,027)
Goldman Sachs	NVR, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(11,056)	(21)
Goldman Sachs	Oceaneering International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,427)	(38,217)	(390)
Goldman Sachs	Oil States International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,250)	(38,102)	1,034
Goldman Sachs	Okta, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(34)	(2,809)	(556)
Goldman Sachs	Old Dominion Freight Line, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(31)	(4,470)	(107)
Goldman Sachs	Olin Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(893)	(20,632)	1,036
Goldman Sachs	Omega Healthcare Investors, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,540)	(135,006)	(3,083)
Goldman Sachs	Omeros Corporation	12/10/2025	Pay	-4.581% + U.S. Federal Funds Effective Rate	Monthly	(1,472)	(25,542)	(7,451)
Goldman Sachs	OPKO Health, Inc.	12/10/2025	Receive	-0.738% + U.S. Federal Funds Effective Rate	Monthly	(861)	(2,245)	52
Goldman Sachs	O'Reilly Automotive, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(435)	(168,840)	(3,468)
Goldman Sachs	Ormat Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(386)	(21,255)	469
Goldman Sachs	Overstock.com, Inc.	12/10/2025	Pay	-28.475% + U.S. Federal Funds Effective Rate	Monthly	(1,060)	(17,611)	(902)
Goldman Sachs	Owens & Minor, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,317)	(9,477)	6,038
Goldman Sachs	Owens Corning	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(582)	(27,565)	2,614
Goldman Sachs	PACCAR, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,015)	(69,066)	(4,677)
Goldman Sachs	PacWest Bancorp	12/10/2025	Receive	-0.260% + U.S. Federal Funds Effective Rate	Monthly	(35)	(1,320)	(4)
Goldman Sachs	Pagseguro Digital Ltd., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(56)	(1,670)	(482)
Goldman Sachs	Papa John's International, Inc.	12/10/2025	Pay	-3.061% + U.S. Federal Funds Effective Rate	Monthly	(154)	(8,154)	(1,487)
Goldman Sachs	Par Pacific Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,235)	(21,965)	(1,625)
Goldman Sachs	Park Electrochemical Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,972)	(140,626)	18,577
Goldman Sachs	Park Hotels & Resorts Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,310)	(135,691)	774
Goldman Sachs	Pattern Energy Group, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(923)	(20,668)	(2,411)
Goldman Sachs	Paychex, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(57)	(4,568)	(69)
Goldman Sachs	PayPayl Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(165)	(17,129)	(338)
Goldman Sachs	pdvWireless, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(928)	(32,573)	4,730
Goldman Sachs	Peabody Energy Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(900)	(25,456)	1,976
Goldman Sachs	Pebblebrook Hotel Trust	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(516)	(16,282)	211
Goldman Sachs	Pembina Pipeline Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(192)	(7,085)	(2)
Goldman Sachs	Penn National Gaming, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,533)	(70,911)	10,157
Goldman Sachs	Penumbra, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(11)	(1,615)	(284)
Goldman Sachs	People's United Financial, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(817)	(13,413)	(1,076)
Goldman Sachs	PepsiCo, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(176)	(21,562)	(248)
Goldman Sachs	Perrigo Company plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(16)	(770)	(65)

Goldman Sachs	PetMed Express, Inc.	12/10/2025	Pay	-2.500% + U.S. Federal Funds Effective Rate	Monthly	(287)	(6,529)	190
Goldman Sachs	PG&E Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(1,423)	(732)
Goldman Sachs	Phillips 66	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(127)	(12,069)	38
Goldman Sachs	P.H. Glatfelter Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,461)	(20,601)	(1,499)
Goldman Sachs	Photronics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,238)	(21,113)	2,834
Goldman Sachs	Pilgrim's Pride Corporation	12/10/2025	Receive	-0.369% + U.S. Federal Funds Effective Rate	Monthly	(1,042)	(23,195)	(2,628)
Goldman Sachs	Pinnacle Financial Partners, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(146)	(7,973)	624
Goldman Sachs	Pioneer Natural Resources Company	12/10/2025	Receive	-0.260% + U.S. Federal Funds Effective Rate	Monthly	(39)	(5,922)	40
Goldman Sachs	Plug Power, Inc.	12/10/2025	Pay	-7.950% + U.S. Federal Funds Effective Rate	Monthly	(37,414)	(90,048)	(34,826)
Goldman Sachs	The PNC Financial Services Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(695)	(85,168)	2,012
Goldman Sachs	Popular, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(660)	(34,922)	1,157
Goldman Sachs	Portland General Electric Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(192)	(9,961)	(108)
Goldman Sachs	PPL Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,220)	(38,663)	494
Goldman Sachs	Prestige Consumer Healthcare, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(233)	(6,959)	(274)
Goldman Sachs	PriceSmart, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(255)	(14,990)	1,123
Goldman Sachs	Principal Financial Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(266)	(13,330)	732
Goldman Sachs	The Progressive Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,211)	(231,101)	(4,121)
Goldman Sachs	Prosperity Bancshares, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(441)	(30,479)	(932)
Goldman Sachs	Prothena Corporation plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(182)	(2,204)	34
Goldman Sachs	Proto Labs, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(165)	(17,321)	1,140
Goldman Sachs	PTC Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(72)	(2,707)	(524)
Goldman Sachs	Public Service Enterprise Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(297)	(17,621)	(1,472)
Goldman Sachs	Public Storage	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(23,057)	(30)
Goldman Sachs	Puma Biotechnology, Inc.	12/10/2025	Receive	-1.612% + U.S. Federal Funds Effective Rate	Monthly	(60)	(2,325)	(692)
Goldman Sachs	QEP Resources, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,039)	(15,859)	449
Goldman Sachs	QIAGEN NV	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(782)	(31,769)	(3,402)
Goldman Sachs	Qorvo, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(148)	(10,601)	(214)
Goldman Sachs	Quaker Chemical Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(78)	(15,603)	(529)
Goldman Sachs	QUALCOMM, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(669)	(38,127)	(315)
Goldman Sachs	Quest Diagnostics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(522)	(46,902)	(502)
Goldman Sachs	Quinstreet, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(206)	(2,754)	(19)
Goldman Sachs	R1 RCM, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,598)	(34,747)	(4,343)
Goldman Sachs	Ra Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(114)	(2,550)	(235)
Goldman Sachs	Radian Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,975)	(40,904)	(2,722)
Goldman Sachs	Rambus, Inc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,056)	(21,454)	(227)
Goldman Sachs	Range Resources Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(481)	(5,399)	(84)
Goldman Sachs	Rayonier Advanced Materials, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(344)	(4,657)	208
Goldman Sachs	Raytheon Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(301)	(54,729)	(3,248)

Goldman Sachs	RBC Bearings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(16,380)	426
Goldman Sachs	Realty Income Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(83)	(6,116)	(410)
Goldman Sachs	Red Robin Gourmet Burgers, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(208)	(5,983)	283
Goldman Sachs	Regency Centers Corporation	12/10/2025	Receive	-0.260% + U.S. Federal Funds Effective Rate	Monthly	(219)	(14,824)	(35)
Goldman Sachs	REGENXBIO, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(45)	(2,576)	(474)
Goldman Sachs	Reliance Steel & Aluminum Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(752)	(67,850)	(1,945)
Goldman Sachs	RenaissanceRe Holdings Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(140)	(20,060)	(12)
Goldman Sachs	Rent-A-Center, Inc.	12/10/2025	Receive	-0.608% + U.S. Federal Funds Effective Rate	Monthly	(839)	(17,492)	(3,170)
Goldman Sachs	Repligen Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(350)	(20,647)	320
Goldman Sachs	Resideo Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(1,618)	499
Goldman Sachs	ResMed, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(451)	(46,816)	3,345
Goldman Sachs	REX American Resources Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(266)	(21,413)	(1,661)
Goldman Sachs	RH	12/10/2025	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(49)	(5,036)	1,371
Goldman Sachs	Rigel Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,161)	(2,980)	(383)
Goldman Sachs	RingCentral, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(281)	(30,251)	(3,005)
Goldman Sachs	Rite Aid Corporation	12/10/2025	Receive	-1.429% + U.S. Federal Funds Effective Rate	Monthly	(4,086)	(2,594)	611
Goldman Sachs	Robert Half International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(3,384)	(477)
Goldman Sachs	Rocket Pharmaceuticals, Inc.	12/10/2025	Receive	-0.460% + U.S. Federal Funds Effective Rate	Monthly	(459)	(8,044)	(995)
Goldman Sachs	Roper Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(115)	(39,292)	(2,622)
Goldman Sachs	Royal Gold, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(300)	(27,249)	(560)
Goldman Sachs	RPC, Inc.	12/10/2025	Receive	-0.330% + U.S. Federal Funds Effective Rate	Monthly	(637)	(7,258)	(373)
Goldman Sachs	S&P Global, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(300)	(63,124)	(756)
Goldman Sachs	Sabra Health Care REIT, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,358)	(45,897)	(1,516)
Goldman Sachs	SAGE Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(17)	(2,700)	(140)
Goldman Sachs	Sanderson Farms, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(545)	(71,741)	(5,318)
Goldman Sachs	Sangamo Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(263)	(2,506)	(148)
Goldman Sachs	Sanmina Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(693)	(19,963)	414
Goldman Sachs	Schlumberger Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(208)	(9,263)	76
Goldman Sachs	Schweitzer-Mauduit International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(626)	(24,213)	(7,105)
Goldman Sachs	Scientific Games Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(105)	(2,140)	832
Goldman Sachs	Scorpio Tankers, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,126)	(22,312)	(2,253)
Goldman Sachs	The Scotts Miracle-Gro Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(345)	(27,076)	(4,330)
Goldman Sachs	Seaboard Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5)	(21,396)	(2,676)
Goldman Sachs	Seagate Technology plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(116)	(5,621)	(382)
Goldman Sachs	Seaworld Entertainment, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(254)	(6,534)	(213)
Goldman Sachs	Select Medical Holdings Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,453)	(20,439)	1,993
Goldman Sachs	SemGroup Corporation, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,431)	(21,058)	2,472
Goldman Sachs	Sempra Energy	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,495)	(189,720)	(7,312)

Goldman Sachs	Semtech Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(310)	(15,760)	(1,038)
Goldman Sachs	Senseonics Holdings, Inc.	12/10/2025	Pay	-5.414% + U.S. Federal Funds Effective Rate	Monthly	(14,986)	(36,708)	6,711
Goldman Sachs	Service Corporation International	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(297)	(11,905)	1,105
Goldman Sachs	ServiceMaster Global Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(507)	(23,647)	545
Goldman Sachs	ServiceNow, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(2,955)	(715)
Goldman Sachs	Shake Shack, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(310)	(18,314)	(3,132)
Goldman Sachs	Ship Finance International Ltd.	12/10/2025	Receive	-0.730% + U.S. Federal Funds Effective Rate	Monthly	(1,746)	(21,514)	(275)
Goldman Sachs	Shoe Carnival, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(170)	(5,776)	647
Goldman Sachs	Shopify, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(52)	(10,731)	(1,643)
Goldman Sachs	Shutterstock, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,463)	(114,715)	(24,480)
Goldman Sachs	Signet Jewelers Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(99)	(2,685)	(237)
Goldman Sachs	SINA Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(32)	(1,893)	16
Goldman Sachs	SiteOne Landscape Supply, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(298)	(17,006)	(342)
Goldman Sachs	Skyline Champion Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(141)	(2,675)	285
Goldman Sachs	Sleep Number Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(155)	(7,277)	(1,628)
Goldman Sachs	Sonoco Products Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(1,721)	(265)
Goldman Sachs	The Southern Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(80)	(4,129)	(560)
Goldman Sachs	Southwest Airlines Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(821)	(42,618)	(1,198)
Goldman Sachs	Spartan Motors, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(432)	(3,809)	(22)
Goldman Sachs	SpartanNash Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(163)	(2,582)	798
Goldman Sachs	Spectrum Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,430)	(47,282)	2,719
Goldman Sachs	Spirit Airlines, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(191)	(10,079)	1,705
Goldman Sachs	Spirit Realty Capital, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,140)	(86,249)	(5,175)
Goldman Sachs	Spotify Tehcnology SA	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(25)	(3,464)	246
Goldman Sachs	Sprouts Farmers Market, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(238)	(5,118)	367
Goldman Sachs	SPX Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(820)	(28,507)	503
Goldman Sachs	Square, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(229)	(17,136)	(3,231)
Goldman Sachs	Stamps.com, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(28)	(2,276)	325
Goldman Sachs	Steelcase, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(629)	(9,228)	1,178
Goldman Sachs	STERIS plc	12/10/2025	Receive	-0.750% + 1 Month LIBOR USD	Monthly	(52)	(6,656)	(588)
Goldman Sachs	Sterling Bancorp	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(362)	(6,735)	(548)
Goldman Sachs	StoneCo Ltd., Class A	12/10/2025	Pay	-8.858% + U.S. Federal Funds Effective Rate	Monthly	(684)	(28,098)	(13,946)
Goldman Sachs	STORE Capital Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(274)	(9,256)	(535)
Goldman Sachs	Stryker Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(386)	(76,339)	(6,448)
Goldman Sachs	Sun Communities, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(10)	(1,191)	(61)
Goldman Sachs	Sunpower Corporation	12/10/2025	Pay	-9.753% + U.S. Federal Funds Effective Rate	Monthly	(6,652)	(43,616)	(6,071)
Goldman Sachs	Sunrun, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,338)	(32,829)	(3,525)
Goldman Sachs	Sunstone Hotel Investors, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(555)	(8,007)	372

Goldman Sachs	SVB Financial Group	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(70)	(15,544)	(1,191)
Goldman Sachs	Symantec Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(392)	(9,001)	(1,423)
Goldman Sachs	Synchrony Financial	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,912)	(60,920)	(12,413)
Goldman Sachs	Syneos Health, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(117)	(6,048)	(987)
Goldman Sachs	SYNNEX Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(966)	(92,028)	(11,760)
Goldman Sachs	Synopsys, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(606)	(69,778)	(1,143)
Goldman Sachs	Synovus Financial Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,306)	(45,189)	6,179
Goldman Sachs	Tabula Rasa HealthCare, Inc.	12/10/2025	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(610)	(34,362)	458
Goldman Sachs	Target Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(61)	(4,891)	(184)
Goldman Sachs	TechTarget, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(967)	(15,716)	(4,025)
Goldman Sachs	Teck Resources Ltd., Class B	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(129)	(2,986)	(259)
Goldman Sachs	Teekay Corporation	12/10/2025	Pay	-4.350% + U.S. Federal Funds Effective Rate	Monthly	(591)	(2,320)	66
Goldman Sachs	Teladoc Health, Inc.	12/10/2025	Receive	-0.315% + U.S. Federal Funds Effective Rate	Monthly	(289)	(16,045)	(213)
Goldman Sachs	Tellurian, Inc.	12/10/2025	Pay	-13.294% + U.S. Federal Funds Effective Rate	Monthly	(4,000)	(44,996)	(10,790)
Goldman Sachs	Tenet Healthcare Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(675)	(19,437)	382
Goldman Sachs	Terex Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,986)	(63,710)	3,697
Goldman Sachs	Terraform Power, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,637)	(22,458)	(2,554)
Goldman Sachs	Tesla, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(46)	(12,852)	1,358
Goldman Sachs	Tetra Technologies, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(8,393)	(19,609)	642
Goldman Sachs	Texas Capital Bancshares, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(103)	(5,614)	329
Goldman Sachs	Textainer Group Holdings Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,138)	(20,624)	120
Goldman Sachs	TG Therapeutics, Inc.	12/10/2025	Receive	-1.033% + U.S. Federal Funds Effective Rate	Monthly	(935)	(7,511)	(2,432)
Goldman Sachs	TherapeuticsMD, Inc.	12/10/2025	Receive	-1.559% + U.S. Federal Funds Effective Rate	Monthly	(4,726)	(23,002)	2,368
Goldman Sachs	Thermo Fisher Scientific, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,264)	(345,839)	(4,125)
Goldman Sachs	Thor Industries, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(747)	(66)
Goldman Sachs	Tiffany & Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(175)	(18,399)	(1,415)
Goldman Sachs	Tile Shop Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(2,575)	(14,547)	3,904
Goldman Sachs	TimkenSteel Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,827)	(19,809)	1,975
Goldman Sachs	T-Mobile U.S., Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(5,044)	(348,005)	11,582
Goldman Sachs	Toll Brothers, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(190)	(6,868)	(155)
Goldman Sachs	Tootsie Roll Industries, Inc.	12/10/2025	Receive	-1.420% + U.S. Federal Funds Effective Rate	Monthly	(184)	(6,844)	(1,072)
Goldman Sachs	Tractor Supply Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(69)	(6,736)	(533)
Goldman Sachs	The Trade Desk, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(12)	(2,373)	(539)
Goldman Sachs	TransCanada Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(84)	(3,816)	(33)
Goldman Sachs	Transocean Ltd.	12/10/2025	Receive	-0.399% + U.S. Federal Funds Effective Rate	Monthly	(2,481)	(21,579)	(354)
Goldman Sachs	TreeHouse Foods, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(547)	(35,263)	(4,334)
Goldman Sachs	Trex Company, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(145)	(8,904)	1,943
Goldman Sachs	Triton International Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(703)	(21,841)	665

Goldman Sachs	Triumph Group, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,680)	(31,963)	6,518
Goldman Sachs	Tronox Holdings plc, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4,695)	(61,675)	(18,803)
Goldman Sachs	TrueCar, Inc.	12/10/2025	Receive	-0.500% + U.S. Federal Funds Effective Rate	Monthly	(2,211)	(14,653)	4,870
Goldman Sachs	Tutor Perini Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,230)	(21,027)	(599)
Goldman Sachs	Twilio, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(655)	(84,500)	(8,817)
Goldman Sachs	Two Harbors Investment Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(235)	(3,285)	(77)
Goldman Sachs	Tyson Foods, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(3,489)	(242,098)	(11,293)
Goldman Sachs	Ubiquiti Networks, Inc.	12/10/2025	Receive	-1.049% + U.S. Federal Funds Effective Rate	Monthly	(47)	(7,029)	(2,176)
Goldman Sachs	Ulta Beauty, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(15,323)	(2,222)
Goldman Sachs	Ultra Clean Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(578)	(5,973)	268
Goldman Sachs	Ultragenyx Pharmaceutical, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(167)	(11,569)	(2,392)
Goldman Sachs	Under Armour, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(712)	(15,032)	(1,613)
Goldman Sachs	United Natural Foods, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(193)	(2,547)	118
Goldman Sachs	United Technologies Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(92)	(11,840)	(90)
Goldman Sachs	Univar, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(183)	(4,049)	(74)
Goldman Sachs	Universal Display Corporation	12/10/2025	Receive	-0.480% + U.S. Federal Funds Effective Rate	Monthly	(74)	(11,307)	106
Goldman Sachs	Universal Electronics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(561)	(20,817)	(4,820)
Goldman Sachs	Unum Group	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(48)	(1,622)	(113)
Goldman Sachs	Urban Outfitters, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(164)	(4,854)	101
Goldman Sachs	U.S. Silica Holdings, Inc.	12/10/2025	Receive	-1.209% + U.S. Federal Funds Effective Rate	Monthly	(435)	(7,324)	(275)
Goldman Sachs	Vail Resorts, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(13)	(2,844)	(1)
Goldman Sachs	Valero Energy Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(146)	(12,377)	158
Goldman Sachs	Vanda Pharmaceuticals, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(150)	(2,756)	152
Goldman Sachs	Veeva Systems, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(120)	(15,206)	(3,916)
Goldman Sachs	Veracyte, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(118)	(2,949)	(760)
Goldman Sachs	Vericel Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(114)	(1,993)	255
Goldman Sachs	Verisk Analytics, Inc.	12/10/2025	Receive	-0.260% + U.S. Federal Funds Effective Rate	Monthly	(137)	(18,234)	(37)
Goldman Sachs	Verizon Communications, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,413)	(83,430)	(2,382)
Goldman Sachs	Viad Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(401)	(22,600)	(885)
Goldman Sachs	ViaSat, Inc.	12/10/2025	Receive	-0.650% + U.S. Federal Funds Effective Rate	Monthly	(1,637)	(126,739)	(20,788)
Goldman Sachs	Vicor Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(123)	(3,809)	588
Goldman Sachs	ViewRay, Inc.	12/10/2025	Receive	-0.547% + U.S. Federal Funds Effective Rate	Monthly	(5,451)	(40,234)	(1,006)
Goldman Sachs	Viking Therapeutics, Inc.	12/10/2025	Pay	-4.273% + U.S. Federal Funds Effective Rate	Monthly	(213)	(2,115)	(284)
Goldman Sachs	VirnetX Holding Corporation	12/10/2025	Pay	-4.411% + U.S. Federal Funds Effective Rate	Monthly	(6,508)	(41,295)	(7,298)
Goldman Sachs	Vishay Intertechnology, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,308)	(24,121)	1,421
Goldman Sachs	Voya Financial, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(193)	(9,632)	(154)
Goldman Sachs	Voyager Therapeutics, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(138)	(2,639)	(1,154)
Goldman Sachs	VSE Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(692)	(21,820)	412

Goldman Sachs	Vulcan Materials Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(525)	(62,077)	(6,302)
Goldman Sachs	Walgreens Boots Alliance, Inc.	12/10/2025	Receive	-0.260% + U.S. Federal Funds Effective Rate	Monthly	(2,459)	(155,707)	(439)
Goldman Sachs	Waste Connections, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,097)	(97,166)	(471)
Goldman Sachs	Wave Life Sciences Ltd.	12/10/2025	Receive	-0.551% + U.S. Federal Funds Effective Rate	Monthly	(66)	(2,561)	(82)
Goldman Sachs	Wayfair, Inc., Class A	12/10/2025	Receive	-0.350% + U.S. Federal Funds Effective Rate	Monthly	(131)	(19,426)	(4,645)
Goldman Sachs	Weatherford International plc	12/10/2025	Receive	-0.655% + U.S. Federal Funds Effective Rate	Monthly	(23,155)	(16,134)	4,078
Goldman Sachs	Webster Financial Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(309)	(15,652)	(440)
Goldman Sachs	Weight Watchers International, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(320)	(6,434)	2,732
Goldman Sachs	Weingarten Realty Investors	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(591)	(17,345)	(148)
Goldman Sachs	Western Alliance Bancorp	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(300)	(12,303)	538
Goldman Sachs	Western Digital Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(298)	(14,450)	(160)
Goldman Sachs	WestRock Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(673)	(25,771)	(194)
Goldman Sachs	WEX, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(474)	(90,957)	(5,135)
Goldman Sachs	Wheaton Precious Metals Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(859)	(20,455)	801
Goldman Sachs	Whirlpool Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(517)	(68,609)	(5,054)
Goldman Sachs	William Lyon Homes, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,548)	(23,760)	(1,706)
Goldman Sachs	Williams-Sonoma, Inc.	12/10/2025	Receive	-0.740% + U.S. Federal Funds Effective Rate	Monthly	(279)	(15,679)	(514)
Goldman Sachs	Willis Towers Watson plc	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(670)	(118,017)	(795)
Goldman Sachs	Willscot Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,565)	(17,331)	(852)
Goldman Sachs	Wingstop, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(251)	(19,058)	(2,062)
Goldman Sachs	Wix.com Ltd.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(44)	(5,309)	23
Goldman Sachs	Workday, Inc., Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(51)	(9,810)	(1,471)
Goldman Sachs	WR Berkley Corporation	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(227)	(19,226)	(128)
Goldman Sachs	WR Grace & Company	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(106)	(8,262)	(1,213)
Goldman Sachs	Wright Medical Group NV	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,304)	(40,957)	(4,627)
Goldman Sachs	Wyndham Hotels & Resorts, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(151)	(7,535)	455
Goldman Sachs	Yandex NV, Class A	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(4)	(137)	(21)
Goldman Sachs	Yum China Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(647)	(29,023)	(6,621)
Goldman Sachs	ZAGG, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(271)	(2,453)	677
Goldman Sachs	Zendesk, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(291)	(24,708)	(6,876)
Goldman Sachs	Zimmer Biomet Holdings, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(697)	(89,047)	(3,941)
Goldman Sachs	Zions Bancorp	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(1,229)	(55,796)	(879)
Goldman Sachs	Ziopharm Oncology, Inc.	12/10/2025	Pay	-14.015% + U.S. Federal Funds Effective Rate	Monthly	(1,994)	(7,693)	(3,191)
Goldman Sachs	Zoetis, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(345)	(34,709)	(676)
Goldman Sachs	Zogenix, Inc.	12/10/2025	Receive	-0.250% + U.S. Federal Funds Effective Rate	Monthly	(395)	(21,703)	(4,192)
								$ (175,874)

(1) Swaps unwound with zero units but a payable outstanding amounted to $(1,789) as of March 31, 2019.

EMMI - Euro Overnight Index Average
EURIBOR - Euribor (Euro Interbank Offered Rate)
LIBOR - London Interbank Offered Rate
RBA - Reserve Bank of Australia
STIB - Stockholm Interbank Offered Rate

MProved Systematic Multi-Strategy Fund
SCHEDULE OF OPEN FUTURES CONTACTS (UNAUDITED)
March 31, 2019

Expiration Date	Issue	Number of Contracts Purchased	Notional Amount	Value	Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
12/16/2019	90-Day Eurodollar	3	$731,775	$(641)	$(356)
6/17/2019	Australian Dollar Currency	1	71,090	418	118
6/17/2019	British Pound Currency	1	81,600	(665)	(334)
4/18/2019	CAC 40 Index	1	59,935	1,132	605
6/19/2019	Canadian 10 Year Bond	5	356,873	(3,068)	1,423
5/20/2019	Coffee "C"	2	70,875	375	(1,131)
7/29/2019	Copper	1	73,550	1,550	298
7/12/2019	Corn	2	36,625	(2,628)	(2,043)
6/21/2019	E-Mini S&P Mid 400	1	190,100	600	2,138
6/21/2019	Euro Stoxx 50	1	36,704	694	582
6/6/2019	Euro-Bobl	8	992,490	403	4,491
6/26/2019	Gold 100 Oz	3	389,550	960	(3,287)
6/17/2019	Japanese Yen Currency	2	226,963	(525)	(1,217)
6/17/2019	Mexican Peso Currency	7	177,950	(562)	(461)
4/29/2019	MSCI Taiwan Index	1	39,070	410	388
6/26/2019	Natural Gas	1	27,700	(440)	(1,902)
8/28/2019	Natural Gas	2	55,900	(1,172)	(1,665)
4/17/2019	OMX Stockholm 30 Index	3	49,894	177	(122)
7/29/2019	Platinum	2	85,410	1,030	(930)
6/17/2019	Swiss Franc Currency	3	379,275	(19)	(19)
5/14/2019	Soybean Oil	4	68,064	(807)	(707)
6/19/2019	U.S. Treasury Long Bond (Chicago Board of Trade)	1	126,358	(375)	(376)
9/13/2019	Wheat	1	23,550	(388)	(403)
				$(3,541)	$(4,910)
SHORT FUTURES CONTRACTS
12/16/2019	3 Month Euro Euribor	(44)	$(12,377,560)	$(692)	$(2,737)
3/16/2020	3 Month Euro Euribor	(24)	(6,750,387)	(60)	(1,819)
6/15/2020	90-Day Eurodollar	(10)	(2,444,375)	1,923	(2,819)
6/17/2020	90-Day Sterling	(10)	(1,614,313)	(126)	(253)
12/16/2019	Canadian Banker's Acceptance	(15)	(2,751,581)	2,526	1,065
6/18/2019	Canadian Dollar Currency	(3)	(225,090)	(1,907)	(172)
7/9/2019	Cotton	(1)	(39,155)	(1,443)	(723)
6/17/2019	Euro Foreign Exchange Currency	(4)	(565,000)	754	4,303
6/6/2019	Euro Schatz	(36)	(4,082,559)	(580)	(6,920)
4/12/2019	Lean Hogs	(2)	(61,900)	1,200	(16,706)
6/28/2019	NY Harbor ULSD	(1)	(83,156)	(25)	829
5/29/2019	Silver	(1)	(75,550)	(685)	1,298
5/14/2019	Soybean	(2)	(88,425)	525	4,300
9/30/2019	Sugar No. 11	(6)	(87,024)	(202)	1,528
6/19/2019	U.S. Treasury 10-Year Notes (Chicago Board of Trade)	(1)	(101,923)	(1)	(1)
6/28/2019	U.S. Treasury 2-Year Notes (Chicago Board of Trade)	(8)	(1,603,497)	1,750	(2,862)
				$2,957	$(21,689)

The cost basis of investments for federal income tax purposes at March 31, 2019 was as follows*:

	MProved Systematic Multi-Strategy Fund	MProved Systematic Merger Arbitrage Fund	MProved Systematic Long-Short Fund
Tax Cost(1)	$11,193,323	$1,951,168	$1,827,078

Gross unrealized appreciation(2)	2,531,192	83,135	121,436
Gross unrealized depreciation(2)	(2,660,601)	(62,435)	(159,207)
Net unrealized appreciation (depreciation)	$(129,409)	$20,700	$(37,771)

(1) Tax cost represents tax on investments.
(2) Includes investments, securities sold short, futures and open swap contracts apprecation and/or depreciation

* Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

For the previous year's information and federal income tax please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital
Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded.
Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ net asset value (“NAV”)
is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or
the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Funds are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of March 31, 2019:

MProved Systematic Multi-Strategy Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Convertible Preferred Stocks(1)	$1,612,692	$-	$-	$1,612,692
Long Convertible Bonds	-	5,789,718	-	5,789,718
Long Preferred Stocks(1)	851,625	-	-	851,625
Short Term Investments	1,719,030	-	-	1,719,030
U.S. Treasury Bills	-	6,515,811	-	6,515,811
	$4,183,347	$12,305,529	$-	$16,488,876

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$(5,023,187)	$-	$-	$(5,023,187)
Short U.S. Government Notes	-	(199,301)	-	(199,301)
Swap Contracts(2)	-	(175,874)	-	(175,874)
Future Contracts(2)	-	(26,599)	-	(26,599)
	$(5,023,187)	$(401,774)	$-	$(5,424,961)

MProved Systematic Merger Arbitrage Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Short Term Investments	557,049	-	-	557,049
U.S. Treasury Bills	-	1,394,237	-	1,394,237
Swap Contracts(2)	-	20,582	-	20,582
	$557,049	$1,414,819	$-	$1,971,868

MProved Systematic Long-Short Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$601,897	$-	$-	$601,897
Short Term Investments	239,785	-	-	239,785
Swap Contracts(2)	-	1,269	-	1,269
U.S. Treasury Bills	-	946,356	-	946,356
	$841,682	$947,625	$-	$1,789,307

(1) Please refer to the Schedules of Investments to view long common stocks segregated by industry type.
(2) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

During the period ended March 31, 2019, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title) /s/John Hedrick
John Hedrick, President

Date 05/10/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Hedrick
  John Hedrick, President

Date 05/10/2019

By (Signature and Title)* /s/Cullen Small
 Cullen Small, Treasurer

Date 05/10/2019

* Print the name and title of each signing officer under his or her signature.